As filed with the Securities and Exchange Commission on November 12, 1996

                             Securities Act Registration No. 333-11023
                      Investment Company Act Registration No. 811-7791


                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                    Pre-Effective Amendment No. 1                  [X]

                    Post-Effective Amendment No. ____              [ ]

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                    Amendment No. 1                                [X]

                      AMquest MATRIX FUNDS, INC.
          (Exact Name of Registrant as Specified in Charter)

       4901 NW 17th Way
        Suite 407                         33309
   Fort Lauderdale, Florida             (Zip Code)
(Address of Principal Executive
          Offices)

  Registrant's Telephone Number, including Area Code: (954) 772-4050

                           Richard D. Brace
                     4901 NW 17th Way, Suite 407
                   Fort Lauderdale, Florida  33309
               (Name and Address of Agent for Service)

                              Copies to:

                         Scott A. Moehrke
                       Godfrey & Kahn, S.C.
                     780 North Water Street
                   Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

In  accordance  with  Rule 24f-2 under  the  Investment
Company  Act  of  1940,  Registrant  declares  that  an
indefinite  number of shares of its common stock,  $.01
par  value,  is  being registered by this  Registration
Statement.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                        CROSS REFERENCE SHEET


          (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional
Information of the responses to the Items of Parts A and B of Form N-1A).

                                       Caption or Subheading in
                                       Prospectus or Statement
     Item No. on Form N-1A            of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1.   Cover Page                         Cover Page

  2.   Synopsis                           Expenses; Highlights

  3.   Condensed Financial                *
       Information

  4.   General Description of             Fund Organization and
       Registrant                         Management; Investment
                                          Objectives and Policies;
                                          Implementation of Policies
                                          and Risks; Fundamental
                                          Investment Restrictions

  5.   Management of the Fund             Fund Organization and
                                          Management
  5A.  Management's Discussion
       of Fund Performance                *

  6.   Capital Stock and Other            Highlights; Fund Securities
                                          Organization and Management;
                                          Dividends, Capital Gains
                                          Distributions and Tax Treatment

  7.   Purchase of Securities             Fund Organization and
       Being Offered                      Management; Determination
                                          of Net Asset Value;
                                          How to Purchase Shares;
                                          Exchange Privilege;
                                          Distribution Plan

  8.   Redemption or Repurchase           Determination of Net
                                          Asset Value; How to
                                          Redeem Shares; Exchange
                                          Privilege

  9.   Pending Legal Proceedings          *



PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

  10.  Cover Page                         Cover Page

  11.  Table of Contents                  Table of Contents

  12.  General Information                *
       and History

  13.  Investment Objectives              Investment Restrictions;
       and Policies                       Investment Policies and
                                          Techniques; Fund Transactions
                                          and Brokerage

  14.  Management of the                  Directors and Officers
       Fund

  15.  Control Persons and                Principal Shareholders;
       Principal Holders of               Directors and  Officers
       Securities

  16.  Investment Advisory                Investment Adviser and
       and Other Services                 Subadviser; Fund
                                          Organization and Management
                                          (in  Prospectus); Distributor
                                          and Plan of Distribution;
                                          Custodian; Independent
                                          Accountants

  17.  Brokerage Allocation               Fund Transactions and
       and Other Practices                Brokerage

  18.  Capital Stock and                  Included in Prospectus
       Other Securities                   under the heading Fund
                                          Organization and Management

  19.  Purchase, Redemption               Included in Prospectus
       and Pricing of                     under the headings
       Securities Being Offered           Determination of Net Asset
                                          Value; How to Purchase
                                          Shares; How to Redeem Shares;
                                          Exchange Privilege; and in the
                                          Statement of Additional Information
                                          under the heading Distributor and
                                          Plan of Distribution

  20.  Tax Status                         Included in Prospectus
                                          under the heading
                                          Dividends, Capital Gains
                                          Distributions and Tax
                                          Treatment; and in the
                                          Statement of Additional
                                          Information under the heading
                                          Taxes

  21.  Underwriters                       Distributor and Plan of
                                          Distribution

  22.  Calculations of                    Performance Information
       Performance Data

  23.  Financial Statements               Financial Statements

_______________________

*  Answer Negative or inapplicable.

                          Dated ______, 1996


                      AMquest MATRIX FUNDS, INC.

                             P.O. Box 701
                   Milwaukee, Wisconsin  53201-0701
                            1-800-908-9979



   AMquest MATRIX FUNDS, INC. (the "Corporation") is an
open-end,  diversified, management investment  company,
commonly referred to as a mutual fund.  The Corporation
is  currently comprised of three diversified series  or
portfolios,  including the AMquest Matrix  Income  Fund
(the  "Income  Fund"), the AMquest Matrix Total  Return
Fund  (the "Total Return Fund"), and the AMquest Matrix
Growth    Fund   (the   "Growth   Fund")   (hereinafter
collectively referred to as the "Funds").

   The  Income Fund's investment objective is  to  seek
current  income.  The Income Fund seeks to achieve  its
investment  objective  by  investing  primarily  in   a
diversified portfolio of investment grade fixed  income
securities.    The   Total  Return  Fund's   investment
objective  is  to  seek long-term  capital  growth  and
income.   The  Total Return Fund seeks to  achieve  its
investment  objective primarily through investments  in
equity securities and through investments in investment
grade  fixed  income  securities.   The  Growth  Fund's
investment  objective  is  to  seek  long-term  capital
growth.    The   Growth  Fund  seeks  to  achieve   its
investment objective by investing in a diversified portfolio of equity securities consisting primarily of common stocks.

   This  Prospectus  contains  information  you  should
consider before you invest in one or more of the Funds.
Please  read  it  carefully  and  keep  it  for  future
reference.  A Statement of Additional Information  (the
"SAI") for the Funds, dated ___________, 1996, contains
further information, is incorporated by reference  into
this Prospectus, and has been filed with the Securities
and  Exchange Commission (the "SEC").  The  SAI,  which
may  be revised from time to time, is available without
charge  upon  request  to  the above-noted  address  or
telephone number.
               ____________________

    THESE   SECURITIES  HAVE  NOT  BEEN   APPROVED   OR
DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION
OR   ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR   ANY   STATE
SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                          TABLE OF CONTENTS
                                                                 Page No.

EXPENSES                                                             1

HIGHLIGHTS                                                           2

INVESTMENT OBJECTIVES AND POLICIES                                   3

IMPLEMENTATION OF POLICIES AND RISKS                                 5

FUNDAMENTAL INVESTMENT RESTRICTIONS                                 11

FUND ORGANIZATION AND MANAGEMENT                                    11

DETERMINATION OF NET ASSET VALUE                                    14

HOW TO PURCHASE SHARES                                              15

HOW TO REDEEM SHARES                                                18

EXCHANGE PRIVILEGE                                                  20

DISTRIBUTION PLAN                                                   20

INDIVIDUAL RETIREMENT ACCOUNTS                                      21

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                           21

FUND PERFORMANCE                                                    22

APPENDIX -- RATINGS                                                 A-1


       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                              EXPENSES

   The following information is provided in order to help you understand the various costs and expenses that you, as an investor in one or more of the Funds, will bear directly or indirectly.

                 Shareholder Transaction Expenses(1)

  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)                 4.50%(2)
  Maximum Sales Load Imposed on Reinvested Dividends    NONE
  Deferred Sales Load Imposed on Redemptions            NONE
  Redemption Fees                                       NONE
  Exchange Fees                                         NONE(1)

                    Annual Fund Operating Expenses
                  (after waivers or reimbursements)
               (as a percentage of average net assets)

                                            Fund
                              -------------------------------
                              Income    Total Return   Growth

Management Fees               0.75%        1.00%       1.00%
Rule 12b-1 Fees(3),(4)        0.25         0.25        0.25
Other Expenses(5)             1.75         1.50        1.50
Total Operating Expenses(5)   2.75         2.75        2.75

____________

(1)In  addition to the shareholder transaction expenses
   listed  below, shareholders who choose  to  purchase
   and/or  redeem shares by wire may be charged  a  $10
   service  fee.  See "How to Purchase Shares - Initial
   Investment  -  Minimum $1,000," and "How  to  Redeem
   Shares  -  Written  Redemption."   With  respect  to
   exchange  requests  received  via  telephone,  a  $5
   service fee per request will be charged.

(2)The  sales  load  illustrated is  the  maximum  rate
   applicable  to  purchases of Fund  shares.   Certain
   investors are exempt from having to pay this sales load, and reduced sales loads are available under certain plans, as described more fully under "How to Purchase Shares - Purchases at Net Asset Value" and "- Reduced Sales Charge Plans."

(3)See "Distribution Plan" for detailed information relating to the Rule 12b-1 distribution plan (the
   "Plan").

(4)Consistent   with   the  National   Association   of
   Securities Dealers, Inc.'s (the "NASD") rules, it is possible that the Rule 12b-1 fees could cause long-term investors of a Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

(5)Until  the earlier of the end of the first 12 months
   of  operations  or  the date upon which  the  Funds'
   aggregate  average  net assets exceed  $30  million,
   the  Funds'  investment adviser,  AMquest  Advisers,
   Inc.  (the  "Adviser"),  has  agreed  to  waive  its
   management   fee   and/or  reimburse   each   Fund's
   respective   operating  expenses   to   the   extent
   necessary  to ensure that no Fund's Total  Operating
   Expenses  exceed  2.75%  of its  average  daily  net
   assets.   "Other Expenses" have been  estimated  for
   the  current  fiscal year since the  Funds  did  not
   begin  operations  until  ________,  1996,  and  are
   presented  net  of  reimbursements.   Absent   these
   reimbursements,  Other Expenses and Total  Operating
   Expenses  for the Income, Total Return,  and  Growth
   Funds  are  estimated to be 1.76% and  2.76%;  1.68%
   and  2.93%; and 1.68% and 2.93%,
   respectively.   For
   additional   information   concerning    fees    and
   expenses,  see "Fund Organization and  Management  -
   Management."

                               Example

      You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

       Fund               1 Year      3 Years

       Income              $72          $126
       Total Return        $72          $126
       Growth              $72          $126

      The  Example  is  based  on  each  Fund's  "Total
Operating  Expenses" described in the table above.   In
addition,  the  4.50%  maximum sales  load  imposed  on
purchases is reflected in the Example.  The amounts  in
the   Example  may  increase  absent  the  waivers   or
reimbursements.   PLEASE  REMEMBER  THAT  THE   EXAMPLE
SHOULD  NOT BE CONSIDERED AS REPRESENTATIVE OF PAST  OR
FUTURE  EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER
OR  LOWER  THAN  THOSE SHOWN.  The  assumption  in  the
Example   of   a  5%  annual  return  is  required   by
regulations of the SEC applicable to all mutual  funds.
The  assumed  5% annual return is not a prediction  of,
and   does  not  represent,  the  projected  or  actual
performance of a Fund's shares.


                              HIGHLIGHTS

What are the investment objectives and policies of each of the Funds?

      Each  Fund  has distinctive investment objectives
and  policies.  The Income Fund seeks to provide income
consistent  with its quality and other standards.   The
Total Return Fund seeks to provide capital growth and income (i.e., total return), while the Growth Fund seeks to provide capital growth, consistent with each Fund's respective investment objectives and policies.
The investment objective and policies of each Fund are described under "Investment Objectives and Policies."

What types of securities and investment techniques may be used by the Funds?

      Each  Fund  invests in equity  and  fixed  income
securities  and,  subject to certain  limitations,  may
invest  in  foreign securities and engage in derivative
transactions, including options, futures and options on
futures  transactions.  Each Fund may invest in reverse
repurchase   agreements,  when-issued  securities   and
illiquid securities.  In addition, each Fund may invest
in  small to medium-sized companies, some of which  may
be   unseasoned.    These  investment   practices   and
techniques involve risks that are different in some respects from those associated with similar funds that do not use them. See "Implementation of Policies and Risks."

What are the potential risks of investing in the Funds?

      The  Funds  are suitable for long-term  investors
only  and  are not designed as a short-term investment.
The  share  price of each Fund is expected to fluctuate
and  may, at redemption, be worth more or less than the
initial  purchase price.  Investors in any one  of  the
Funds  may  be  exposed, to a greater or lesser  extent
depending on the Fund and the allocation of Fund assets
among  investments,  to  market risks  associated  with
investments  in  equity  and fixed  income  securities.
Market risks associated
with equity investments include
the  possibility  that  stock prices  in  general  will
decline over short or even extended periods.  This risk
is  in  addition  to the risks inherent  in  individual
stock  selections.  Market risks associated with  fixed
income  investments include the possibility  that  bond
prices  in  general  will decline when  interest  rates
increase.   While  fixed  income  securities   normally
fluctuate  less in price than stocks, there  have  been
extended  periods of increases in interest  rates  that
have   caused  significant  declines  in  fixed  income
securities   prices.   In  addition  to  market   risks
associated with fixed income investments, individual issues of fixed income securities may be subject to credit risk of the issuer. See "Implementation of Policies and Risks," for more information.

Who will be managing my investment?

      The  Funds are managed by AMquest Advisers,  Inc.
(the  "Adviser"),  which supervises the  management  of
each  Fund's  portfolio by the subadviser,  Tocqueville
Asset   Management   L.P.   (the   "Subadviser"),   and
administers  the Corporation's business  affairs.   See
"Fund Organization and Management - Management."

What are the procedures for purchasing and redeeming shares?

     Shares of each Fund are offered at net asset value per share plus a maximum initial sales charge of 4.50% of the offering price. Certain exceptions apply to the payment of the initial sales load and reduced sales charge plans are available. See "How to Purchase
Shares" for more details. In addition, the Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940
Act"), which authorizes each Fund to pay a distribution fee of up to 0.25% per annum of its average daily net assets. The actual dollar amount of distribution fees paid in current and future years will depend on the amount of a Fund's assets that become subject to such fees. See "Distribution Plan."

      The  minimum initial investment required by  each
Fund  is $1,000.  The minimum subsequent investment  is
$500.   The  minimum initial investment  for  investors
using  the  Automatic Investment Plan  is  $50.   These
minimums may be changed or waived at any time by the Funds. See "How to Purchase Shares."

      Shares may be redeemed using either written or telephone redemption procedures at net asset value per share without the payment of any redemption charges.
See "How to Redeem Shares."

What is the policy regarding dividends and other distributions?

       The   policy  of  each  Fund  is  to  distribute
substantially all net realized capital gains  annually.
Also,  it  is  the  policy of the Income  Fund  to  pay
monthly  dividends,  the  Total  Return  Fund  to   pay
quarterly dividends and the Growth Fund to pay annual dividends from net investment income. See "Dividends, Capital Gains Distributions and Tax Treatment."

Who should I contact if I have questions?

      Questions regarding the Funds may be directed to the address and telephone number on the front page of this Prospectus.


                  INVESTMENT OBJECTIVES AND POLICIES

      The descriptions that follow are designed to help
you  choose  the  Fund that best fits  your  investment
objective.   You  may  want to  pursue  more  than  one
objective  by investing in more than one of the  Funds.
The  investment  objective of each  Fund  is  discussed
below   in   connection  with  the  Fund's   investment
policies.  Because of the risks inherent in investments
in
equity and fixed income securities, there can be no
assurance   that  a  Fund  will  meet  its   investment
objective  or that shares in a Fund will be worth  more
than  the  original  purchase  price.   The  investment
objectives  presented below may not be changed  without
shareholder  approval.   Other investment  restrictions
which  may not be changed without shareholder  approval
are   discussed  below  under  "Fundamental  Investment
Restrictions" and in the SAI.

Income Fund

      The Income Fund's investment objective is to seek
current  income.  The Income Fund seeks to achieve  its
investment  objective  by  investing  primarily  in   a
diversified portfolio of investment grade fixed income securities.

     The Income Fund is designed for investors who want
to  pursue  higher  income than  short-term  securities
generally  provide and who are willing  to  accept  the
fluctuation  in principal associated with  intermediate
to  longer-term  fixed  income securities.   While  the
Income Fund has no specific limitations on the maturity
of  its  fixed income securities investments,  it  will
generally   focus   on  intermediate   to   longer-term
investments.   Under  normal  market  conditions,   the
Income Fund will invest at least 65% of its total assets in investment grade fixed income securities. The balance of the Fund, up to 35% of its total assets, may be invested in a diversified portfolio of common stock and other equity securities.

Total Return Fund

     The Total Return Fund's investment objective is to
seek  long-term capital growth and income.   The  Total
Return Fund seeks to achieve its investment objective primarily through investments in equity securities and through investments in investment grade fixed income securities.

      The  Total Return Fund is designed for  investors
seeking  long-term capital appreciation with a moderate
level   of   current  income,  who  can  tolerate   the
fluctuations in portfolio value and other risks that accompany equity investments. The level of current income generated by the Total Return Fund is expected to vary from time to time based on the composition of the Fund's assets. Under normal market conditions, the Total Return Fund will invest at least 55% of its total assets in common stocks and other equity securities.
While the Total Return Fund will focus on dividend paying common stocks and other equity securities, the Fund may invest in non-dividend paying stocks that offer the potential for capital growth. In addition to equity securities, the Total Return Fund may invest in investment grade fixed income securities.

Growth Fund

      The Growth Fund's investment objective is to seek long-term capital growth. The Growth Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities consisting primarily of common stocks.

      The Growth Fund is designed for investors seeking
long-term  capital appreciation, who can  tolerate  the
fluctuations  in portfolio value and other  risks  that
accompany investments in common stocks and other equity-
type  securities.  The Growth Fund will invest at least
70%  of  its  total  assets, and  under  normal  market
conditions  expects  to be fully  invested,  in  equity
securities consisting primarily of common stocks.   The
Growth  Fund  will seek to invest in equity  securities
that   demonstrate  or  are  expected  to   demonstrate
accelerating   earnings  momentum.    Such   securities
provide the best opportunity to achieve the Fund's objective of long-term capital growth. In addition, the Growth Fund may invest up to 30% of its total assets in investment grade fixed income securities.

         IMPLEMENTATION OF POLICIES AND RISKS

      In addition to the general investment policies described above concerning each Fund, the securities and investment techniques which may be used by the Funds are described below. Some of these securities and investment techniques involve special risks, which are described below and in the Funds' SAI.

Common Stocks and Other Equity Securities

       Each Fund may invest a portion of its assets  in
common  stocks  and other equity securities,  including
securities  convertible  or  exchangeable  into  common
stock  and  warrants.  Common stocks and  other  equity
securities  generally  increase or  decrease  in  value
based  on  the  earnings of a company  and  on  general
industry and market conditions.  A Fund that invests  a
significant amount of its assets in common  stocks  and
other   equity  securities  is  likely  to  have   more
fluctuations in share price than a Fund that invests a significant portion of its assets in fixed income securities.

Fixed Income Securities

     Fixed Income Securities in General.  Each Fund may
invest  a  portion of its assets in a wide  variety  of
fixed income securities, including debt securities  and
preferred  stocks.  Debt securities are obligations  of
the   issuer  to  pay  interest  and  repay  principal.
Preferred stocks have rights senior to a company's common stock, but junior to a company's creditors and, if held by a Fund as a fixed income security, will generally pay a dividend.

      The  value of fixed income securities is affected
by changes in market interest rates.  If interest rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.  Shares in a Fund with significant
investments  in fixed income securities are  likely  to
fluctuate in a similar manner.  In general, the  longer
the  remaining maturity of a fixed income security, the
greater  its  fluctuations in value based  on  interest
rate  changes.    Longer-term fixed  income  securities
generally pay a higher interest rate. The Funds invest in fixed income securities of varying maturities.

      The value of fixed income securities may also  be
affected  by  changes  in the  credit  quality  of  the
issuer.   Lower-rated fixed income securities generally
pay  a  higher interest rate.  Although the Funds  only
invest  in investment grade debt securities, the  value
of  these  securities may decrease due  to  changes  in
ratings  over  time.   However,  the  Subadviser   will
monitor each Fund's investments in debt securities to ensure that no Fund will at any time have 5% or more of its net assets invested in non-investment grade debt securities (also referred to as "junk bonds").

      Types  of  Fixed  Income Securities.   The  fixed
income   securities  in  which  the  Funds  may  invest
include:

             Corporate  debt  securities,  including
              bonds, debentures and notes;

              U.S. government securities;

              Mortgage and asset-backed securities;

              Foreign   debt   obligations   (either
               directly or through depository receipts);

              Preferred stocks;

              Convertible securities;

              Commercial  paper  (including  variable
               amount master demand notes);

              Bank  obligations, such as certificates
               of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings association and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation); and

              Repurchase agreements.

      Ratings.   The  Funds will limit  investments  in
fixed income securities to those that are rated at  the
time  of  purchase as investment grade  by  a  national
rating  organization, such as S&P or  Moody's,  or,  if
unrated, are determined to be of equivalent quality  by
the   Subadviser.    Investment  grade   fixed   income
securities include:

              U.S. government securities;

               Bonds or bank obligations rated in  one
                of the four highest categories (BBB or higher by S&P);

              Short-term notes rated in one of the two
               highest categories (SP-2 or higher by S&P);

               Commercial  paper  or  short-term  bank
                obligations rated in one of the three highest categories (A-3 or higher by S&P); and

               Repurchase    agreements    involving
                investment grade fixed income securities.

Investment grade fixed income securities are  generally
believed  to  have  a  lower  degree  of  credit  risk.
However, certain investment grade securities with lower
ratings  are  considered  medium  quality  and  may  be
subject  to greater credit risk than the highest  rated
securities.    If  a  security's  rating  falls   below
investment  grade, the Subadviser will  determine  what
action,  if  any, should be taken to ensure  compliance
with  a Fund's investment objective and to ensure  that
no  Fund  will at any time have 5% or more of  its  net
assets   invested   in   non-investment   grade    debt
securities.     Additional    information    concerning
securities ratings is contained in the Appendix to the Prospectus and in the SAI.

     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

      Mortgage- and Asset-Backed Securities.  Mortgage-
backed securities represent mortgage loans or interests
in  such  loans secured by real property,  and  include
single-  and  multi-class pass-through  securities  and
collateralized  mortgage obligations.   Mortgage-backed
securities are characterized by monthly payments to the
holder of the security, reflecting the monthly payments
made  by  the  borrowers  who received  the  underlying
mortgage  loans.  The payments to the holders of  these
securities (such as a Fund), like the payments  on  the
underlying   loans,   represent  both   principal   and
interest.   Although the
underlying mortgage loans  are
for  specified periods of time, such as 15 or 30 years,
the  borrowers can and may pay them off sooner.   Thus,
the  holders  of  these securities  frequently  receive
prepayments of principal, in addition to the  principal
which  is  part  of  the regular  monthly  payment.   A
borrower  is  more  likely to prepay a  mortgage  which
bears a relatively high interest rate.  This means that
in  times of declining interest rates, some of a Fund's
higher yielding securities might be converted to  cash,
and  the  Fund will be forced to accept lower  interest
rates  when  that  cash is used to purchase  additional
securities.   The  increased likelihood  of  prepayment
when  interest rates decline also limits  market  price
appreciation of mortgage-backed securities.  If a  Fund
buys mortgage-related securities at a premium, mortgage
foreclosures or mortgage prepayments may  result  in  a
loss  to  the  Fund of up to the amount of the  premium
paid  since  only  timely  payment  of  principal   and
interest is guaranteed.

       Asset-backed   securities  have  characteristics
similar  to  mortgage-backed securities.  However,  the
underlying assets are not first-lien mortgage loans  or
interests in these loans, but are assets such as  motor
vehicle  installment sales contracts, other installment
loan  contracts, home equity loans, leases  of  various
types  of property and receivables from credit card  or
other   revolving  credit  arrangements.   Similar   to
mortgage-backed securities, asset-backed securities are
subject  to  prepayment, which may reduce  the  overall
return  to  holders (such as a Fund) of  the  security.
Asset-backed  securities may also  be  subject  to  the
risks  relating to the underlying assets, which may  be
subject  to  the  risk of non-payment, depreciation  or
damage   to   the   underlying  collateral   (such   as
automobiles)  or  certain other factors.   Asset-backed
securities may be supported by non-governmental credit enhancements.

      The  Funds  may invest in stripped  mortgage-  or
asset-backed   securities,  which   receive   differing
proportions of the interest and principal payments from
the  underlying  assets.   The  market  value  of  such
securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are investment grade.

      Variable and Floating Rate Securities.  Each Fund
may  invest in variable, floating and inverse  floating
rate  debt  obligations.  Variable  and  floating  rate
securities  provide for a periodic  adjustment  of  the
interest   rate   paid   on  the  obligations.    These
obligations  must  provide  that  interest  rates   are
adjusted  periodically based on  a  specified  interest
rate adjustment index.  The adjustment intervals may be
regular  (ranging  from daily to annually)  or  may  be
based  on certain events (such as a change in the prime
rate). The interest rate on a floating rate security is
a variable rate which is tied to another interest rate,
such as a money-market index or U.S. Treasury bill rate
and  resets  periodically, typically every six  months.
While  floating rate securities provide a Fund  with  a
certain  degree of protection against rises in interest
rates  because of the interest rate reset feature,  the
Fund  will be subject to any decline in interest  rates
as  well.   The  interest rate on  an  inverse  floater
resets  in the opposite direction from the market  rate
of  interest  to which the inverse floater is  indexed.
An  inverse floating rate security may exhibit  greater
price  volatility  than  a  fixed  rate  obligation  of
similar   credit   quality.   See  "Implementation   of
Policies   and   Risks  -  Mortgage-  and  Asset-Backed
Securities" for a discussion of interest only and principal only securities.

      Repurchase Agreements.  Each Fund may enter  into
repurchase  agreements with certain banks and  non-bank
dealers.   In  a repurchase agreement, a  Fund  buys  a
security  at  one price and at the time  of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven  days).  The repurchase agreement determines  the
yield during the purchaser's holding period, while  the
seller's  obligation to repurchase is  secured  by  the
value  of  the underlying security.  A Fund  may  enter
into repurchase agreements with respect to any security
in  which  it may invest.  Repurchase agreements  could
involve  certain  risks in the event of  a  default  or
insolvency   of  the  other  party  to  the  agreement,
including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

       Temporary   Defensive   Positions.    When   the
Subadviser   (or   Adviser)  determines   that   market
conditions warrant a temporary defensive position, each Fund may invest without limitation in cash and money market instruments.

Foreign Securities and Currencies

      Each Fund may invest up to 10% of its total assets, directly or indirectly, in foreign securities.
Foreign investments involve special risks, including:

               Expropriation,  confiscatory  taxation,
                and   withholding  taxes  on   dividends   or
                interest;

               Less  extensive regulation  of  foreign
                brokers, securities markets, and issuers;

               Less publicly available information and
                different accounting standards;

               Costs  incurred in conversions  between
                currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

              Diplomatic developments and political or
               social instability.

       Foreign   economies  may  differ  favorably   or
unfavorably from the U.S. economy in various  respects,
including  growth of gross domestic product,  inflation
rate,   currency  depreciation,  capital  reinvestment,
resource   self-sufficiency  and  balance  of  payments
positions.  Many foreign securities may be less  liquid
and  their  prices more volatile than  comparable  U.S.
securities.   Although the Funds generally invest  only
in  securities that are regularly traded on  recognized
exchanges or in over-the-counter markets, from time  to
time  foreign securities may be difficult to  liquidate
rapidly  without adverse price effects.  Certain  costs
attributable  to  foreign investing,  such  as  custody
charges  and brokerage costs, may be higher than  those
attributable to domestic investment.  The  value  of  a
Fund's  assets  denominated in foreign currencies  will
increase or decrease in response to fluctuations in the
value of those foreign currencies relative to the  U.S.
dollar.   Currency exchange rates can  be  volatile  at
times  in response to supply and demand in the currency
exchange  markets, international balances of  payments,
governmental  intervention,  speculation,   and   other
political and economic conditions.

      Each Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions.
See  "Implementation of Policies and Risks - Derivative
Instruments."

Small and Medium Capitalization Companies

      The  Funds may invest in common stocks and  other
equity securities, including equity securities of small
and  medium capitalization companies.  While small  and
medium  capitalization  companies  have  potential  for
significant capital appreciation, the equity securities
of  these  companies also involves greater  risks  than
larger,  more established companies.  Small and  medium
capitalization   companies  may  lack  the   management
experience,      financial      resources,      product
diversification  and  competitive  strength  of  larger
companies  and the market for their securities  may  be
smaller  and  subject to greater price volatility.   To
the  extent a Fund has significant investments  in  the
equity  securities of these companies, a  Fund's  share
price  may  be subject to greater fluctuations  than  a
Fund   that   invests  in  larger,   more   established
companies.

Derivative Securities

      Derivative instruments may be used in  connection
with   the   management  of  the  Funds'   investments.
Derivative  instruments  are securities  or  agreements
whose   value  is  derived  from  the  value  of   some
underlying asset, for example, securities, currencies, reference indexes, or commodities. Options, futures, and options on futures transactions are considered derivative transactions.

         Derivatives    generally    have    investment
characteristics  that  are based  upon  either  forward
contracts  (under which one party is obligated  to  buy
and  the other party is obligated to sell an underlying
asset  at  a  specific price on a  specified  date)  or
option  contracts (under which the holder of the option
has the right but not the obligation to buy or sell  an
underlying  asset at a specified price on or  before  a
specified date).  Consequently, the change in value  of
a   forward-based  derivative  generally   is   roughly
proportional  to the change in value of the  underlying
asset.   In  contrast,  the buyer  of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
seller  of  an  option-based derivative generally  will
receive  fees or premiums but generally is  exposed  to
losses  due  to changes in the value of the  underlying
asset.  Derivative transactions may include elements of
leverage and, accordingly, the fluctuation of the value
of  the  derivative  transaction  in  relation  to  the
underlying  asset  may be magnified.   In  addition  to
options, futures, and options on futures transactions, derivative transactions may include swaps, in which the two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor." Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

      Derivative instruments may be exchange-traded  or
traded in over-the-counter transactions between private
parties.  Over-the-counter transactions are subject  to
the  credit  risk of the counterparty to the instrument
and  are  less liquid than exchange-traded  derivatives
since  they often can only be closed out with the other
party  to  the  transaction.   When  required  by   SEC
guidelines,  a  Fund will set aside permissible  liquid
assets   or  securities  positions  that  substantially
correlate  to  the market movements of  the  derivative
transactions  in  a segregated account  to  secure  its
obligations under derivative transactions.  In order to
maintain   its   required  cover   for   a   derivative
transaction,   a  Fund  may  need  to  sell   portfolio
securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

     The successful use of derivative transactions by a
Fund  is  dependent  upon the Subadviser's  ability  to
correctly  anticipate trends in the  underlying  asset.
To  the  extent  that a Fund is engaging in  derivative
transactions   other   than  for  traditional   hedging
purposes,   the   Fund's   successful   use   of   such
transactions  is  more dependent upon the  Subadviser's
ability  to  correctly anticipate  such  trends,  since
losses in these transactions may not be offset by gains
in the Fund's portfolio or in lower purchase prices for
assets   it   intends  to  acquire.   The  Subadviser's
prediction of trends in underlying assets may prove  to
be inaccurate, which could result in substantial losses
to  a  Fund.  Hedging transactions are also subject  to
risks.    If  the  Subadviser  incorrectly  anticipates
trends  in  the underlying asset, a Fund may  be  in  a
worse  position  than if no hedging had  occurred.   In
addition, there may be imperfect correlation between a Fund's derivative transactions and the instruments being hedged.

Illiquid Securities

      Each  Fund may invest up to 10% of its net assets
in   illiquid  securities.   Illiquid  securities   may
include    restricted   securities   (securities    the
disposition  of which is restricted under  the  federal
securities laws), securities which may only  be  resold
pursuant to Rule 144A under the Securities Act of 1933,
as   amended   (the   "Securities   Act"),   repurchase
agreements with maturities in excess of seven days, and
other  securities  that  are  not  readily  marketable.
Risks associated with restricted securities include the
potential  obligation  to  pay  all  or  part  of   the
registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time a Fund may be permitted to sell under an effective registration statement or otherwise.
If, during such a period, adverse conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. The
Board of Directors, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Subadviser currently makes liquidity determinations.

When-Issued Securities

       Each  Fund  may  invest  without  limitation  in
securities  purchased  on  a  when-issued  or   delayed
delivery  basis  ("When-Issued Securities").   Although
the   payment   and  terms  of  these  securities   are
established at the time the purchaser enters  into  the
commitment, these securities may be delivered and  paid
for  at  a  future  date,  generally  within  45  days.
Purchasing When-Issued Securities allows a Fund to lock
in  a fixed price on a security it intends to purchase.
A   Fund   will  segregate  and  maintain  cash,   cash
equivalents, U.S. government securities, or other  high
quality,  liquid debt securities in an amount at  least
equal to the amount of outstanding commitments for When-
Issued   Securities  at  all  times.   Such  securities
involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Reverse Repurchase Agreements

       Each  Fund  may  engage  in  reverse  repurchase
agreements   to  facilitate  portfolio   liquidity   (a
practice  common  in the mutual fund industry)  or  for
arbitrage   transactions.   In  a  reverse   repurchase
agreement, a Fund would sell a security and enter  into
an  agreement to repurchase the security at a specified
future  date  and price.  A Fund generally retains  the
right  to  interest  and  principal  payments  on   the
security.   Since  a Fund receives cash  upon  entering
into   a  reverse  repurchase  agreement,  it  may   be
considered   a   borrowing.   When  required   by   SEC
guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.



      The reverse repurchase agreements entered into by
a  Fund may be used as arbitrage transactions in  which
the  Fund  will  maintain  an  offsetting  position  in
investment   grade  debt  obligations   or   repurchase
agreements that mature on or before the settlement date
of the related reverse repurchase agreement.  Since the
Fund  will  receive  interest  on  the  securities   or
repurchase   agreements  in  which   it   invests   the
transaction proceeds, the transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

Portfolio Turnover

      Under  normal market conditions, the  anticipated
portfolio turnover rate for the Funds will be  expected
to  be  in  the  ranges set forth below.   A  portfolio
turnover rate of 100% would occur, for example, if all of the securities held by a Fund were replaced within one year. In the event a Fund has a portfolio turnover rate of 100% or more in any year, it would result in the payment by the Fund of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains.

                               Anticipated
                                Portfolio
                                 Turnover

Growth                             50%
Total Return                       50%
Income                             50%

           FUNDAMENTAL INVESTMENT RESTRICTIONS


      Each  Fund  has  adopted a number of  fundamental
investment  restrictions,  which  may  not  be  changed
without  approval  by  the  Fund's  shareholders.   The
Funds' other investment policies may be changed by  the
Board  of Directors without shareholder approval.   The
following   is  a  summary  of  some  of   the   Funds'
fundamental investment restrictions:

               Diversification:  Each  Fund  may  not,
          with  respect  to  75% of its  total  assets,
          purchase the securities of any issuer (except
          U.S.  government securities) if more than  5%
          of the Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

               Limitation on Borrowing:  Each Fund may
          not borrow money except from banks or through
          permissible    investment    techniques    or
          transactions  in an amount not to  exceed  33
          1/3% of the Fund's total assets. (The Funds currently limit borrowings, through a non-fundamental investment policy, to reverse repurchase agreements.)

               Limitation on Senior Securities:   Each
          Fund will not issue senior securities, except as permitted under the 1940 Act.

               Limitation  on Industry  Concentration:
          Each Fund will not invest more than 25% of its total assets in companies in the same industry.

       These   fundamental   investment   restrictions,
together with all of the Funds' fundamental investment restrictions and non-fundamental investment policies, are described in greater detail in the Funds' SAI.


                   FUND ORGANIZATION AND MANAGEMENT

Management

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its  business  and  affairs.   The  Board  of
Directors  also oversees duties required by  applicable
state  and federal law.  The Corporation, on behalf  of
the  Funds,  has  entered into an  investment  advisory
agreement  with AMquest Advisers, Inc. (the  "Adviser")
pursuant to which the Adviser supervises the management
of each of the Fund's investments and business affairs,
subject  to the supervision of the Corporation's  Board
of  Directors  (the  "Investment Advisory  Agreement").
The  Adviser  is  a  start-up entity with  no  previous
experience providing investment advisory services to  a
mutual fund.  The Adviser, however, has entered into  a
subadvisory  agreement  (the  "Subadvisory  Agreement")
with    Tocqueville   Asset   Management   L.P.    (the
"Subadviser") pursuant to which the Subadviser  manages
each   of  the  Fund's  investments,  subject  to   the
Adviser's  supervision.  The Subadviser has  previously
acted  as  an investment adviser to mutual funds.   The
Adviser provides office space for the Corporation and pays the salaries, fees and expenses of all the Corporation's officers and directors who are interested persons of the Adviser.

     Adviser.  The Adviser, a Delaware corporation, was
founded  in  1996 and is located at 4901 NW  17th  Way,
Suite 407, Fort Lauderdale, Florida 33309.  The Adviser
is  a  wholly-owned subsidiary of AMquest International
Ltd.,   a   Nevada  corporation,  which  is  indirectly
controlled  by David Morgenstern.  Under the Investment
Advisory Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.75% of the Income

Fund's  average daily net assets, and 1.00% of each  of
the  Total  Return and Growth Fund's average daily  net
assets.   The  advisory fee is accrued daily  and  paid
monthly.  Until the earlier of the end of the first  12
months  of operation or the date upon which the  Funds'
aggregate  average net assets exceed $30  million,  the
Adviser  has agreed to waive its management fee  and/or
reimburse   Fund  operating  expenses  to  the   extent
necessary to ensure that no Fund's total operating expenses exceed 2.75% of its average daily net assets.
After such time, the Adviser has agreed to waive its management fee and/or reimburse Fund operating expenses to the extent required by law and, if no such waiver and/or reimbursement is required by law, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or reimburse all or a portion of Fund operating expenses. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for a Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.

        Subadviser   and   Portfolio   Managers.    The
Subadviser, a Delaware limited partnership, was founded
in  1990 and is located at 1675 Broadway, New York, New
York   10019.    Francois  D.   Sicart   controls   the
Subadviser.   Under  the  Subadvisory  Agreement,   the
Adviser  compensates the Subadviser for its  investment
advisory  services at the annual rate of 0.40%  of  the
Income  Fund's average daily net assets, and  0.50%  of
each  of  the  Total Return and Growth  Fund's  average
daily net assets.  The subadvisory fee is accrued daily
and  paid  monthly.  The Subadviser provides continuous
advice   and  recommendations  concerning  each  Fund's
investments  and  is responsible for selecting  broker-
dealers  who  execute the portfolio  transactions.   In
executing  such transactions, the Subadviser  seeks  to
obtain  the  best  net  results  for  the  Funds.   The
Subadviser provides investment advice to other mutual funds, as well as private accounts.

      The following individuals serve as portfolio managers for the Funds:

                             INCOME FUND

      Christopher P. Culp.  Mr. Culp has served as  the
portfolio   manager  of  the  Income  Fund  since   its
inception  in  1996.  In addition, Mr. Culp  co-manages
the Tocqueville Government Fund, which is a mutual fund
advised  by  the  Subadviser.   Prior  to  joining  the
Subadviser in 1995, Mr. Culp served as a Vice President of Belle Haven Investments L.P., a registered broker-dealer, from 1994 to 1995; an independent financial consultant from 1993 to 1994; a bond trader with Swiss
Bank Corp. from 1991 to 1994; and a bond trader with Carroll McIntee, which is a subsidiary of HSBC Corp., from 1990 to 1991. Mr. Culp earned his MBA in Finance from Tulane University in 1974 and his BA in Philosophy from the University of North Carolina-Chapel Hill in 1971.

                          TOTAL RETURN FUND
                             GROWTH FUND

      Robert  W.  Kleinschmidt.  Mr.  Kleinschmidt  has
served  as  the portfolio manager of the  Total  Return
Fund  and the Growth Fund since inception of the  Funds
in  1996.  In addition, Mr. Kleinschmidt co-manages the
Tocqueville  Fund and the Tocqueville Government  Fund,
both   of  which  are  mutual  funds  advised  by   the
Subadviser. Since 1991, Mr. Kleinschmidt has served as the President of Tocqueville Management Corporation, the general partner of the Subadviser. From 1978 until 1991, Mr. Kleinschmidt held various executive positions with David J. Greene & Co., an investment management firm. Mr. Kleinschmidt earned his MA in Economics from the University of Massachusetts-Amherst in 1973 and his BBA in Accounting from the University of Wisconsin in 1971.

Custodian and Transfer Agent

      Firstar  Trust Company ("Firstar"),  Mutual  Fund
Services,  Third  Floor,  615  East  Michigan   Street,
Milwaukee,  Wisconsin 53202 acts as custodian  of  each
Fund's   assets  (the  "Custodian")  and  as  dividend-
disbursing  and  transfer  agent  for  the  Funds  (the
"Transfer Agent").

Administrator

      Pursuant  to an Administration Agreement  and  an
Accounting  Servicing Agreement, Firstar Trust  Company
also performs accounting and certain compliance and tax
reporting  functions  for the Corporation.   For  these
services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on the Funds' aggregate average net assets:

                     Administrative Services Fees

First $200 million of average net assets            0.06%*
Next $300 million of average net assets             0.05%
Average net assets in excess of $500 million        0.03%
     _____________________________
      *  Subject to a minimum fee of $30,000 per Fund.

                       Accounting Services Fees

                                                               Total Return &
                                             Income Fund      Growth Funds
                                             --------------------------------
First $40 million of average net assets      $25,000          $22,000 (per Fund)
Next $200 million of average net assets      0.02%            0.01%
Average net assets in excess $240 million    0.01%            0.005%

Distributor

      Sun  Consolidated Securities, Inc., 4901 NW  17th
Way, Suite 405, Fort Lauderdale, Florida 33309, acts as distributor of Fund shares (the "Distributor").

Portfolio Transactions

      The  Distributor  and/or Tocqueville  Securities,
Inc.,  an  affiliated broker-dealer of  the  Subadviser
("Tocqueville  Securities"), may serve as  brokers  for
transactions executed on behalf of the Funds;  however,
in  order for the Distributor or Tocqueville Securities
to  effect any portfolio transactions for the Funds  on
an   exchange,   the   commissions,   fees   or   other
remuneration received by the Distributor or Tocqueville
Securities must be reasonable and fair compared to  the
commissions, fees or other remuneration paid  to  other
brokers  in  connection  with  comparable  transactions
involving similar securities being purchased or sold on
any  exchange during a comparable period of time.  This
standard   allows   the  Distributor  and   Tocqueville
Securities  to  receive no more than  the  remuneration
that   would   be  expected  to  be  received   by   an
unaffiliated broker in a commensurate arm's-length transaction.

Organization

      Each  Fund  is a series of common  stock  of  the
Corporation,  a  Maryland corporation  incorporated  on
July  19,  1996 that is authorized to issue  shares  of
common  stock,  and series and classes  thereof.   Each
share  of common stock of each Fund is entitled to  one
vote.  In addition, each share of common stock of  each
Fund  is  entitled to participate equally in  dividends
and  capital gains distributions by the respective Fund
and  in  the residual assets of the respective Fund  in
the  event of liquidation.  Certificates will be issued
for  shares held in your account only upon your written
request.   You  will,  however, have  full  shareholder
rights   whether  or  not  you  request   certificates.
Generally, the Funds will not hold annual shareholders'
meetings  unless  required by  the  1940  Act.   As  of
____________,  1996,  ___________ owned  a  controlling
interest in each of the Funds.

Fund Expenses

      Each  Fund  is responsible for its own  expenses,
including:    interest   charges;   taxes;    brokerage
commissions;  organizational  expenses;   expenses   of
registering  or  qualifying shares for  sale  with  the
states and the SEC; expenses of issue, sale, repurchase
or  redemption  of  shares; expenses  of  printing  and
distributing  prospectuses  to  existing  shareholders;
charges   of   custodians;  expenses  for   accounting,
administrative,  audit, and legal  services;  fees  for
directors  who  are  not  interested  persons  of   the
Adviser;  expenses of fidelity bond coverage and  other
insurance;  expenses of indemnification;  extraordinary
expenses;   and  costs  of  shareholder  and   director
meetings.


           DETERMINATION OF NET ASSET VALUE

      The net asset value per share is determined as of
the  close  of  trading (currently  4:00  p.m.  Eastern
Standard  Time) on each day the New York Stock Exchange
("NYSE")   is  open  for  business.   Purchase   orders
received or shares tendered for redemption on a day the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on  that day.  Applications for purchase of shares  and
requests  for redemption of shares received  after  the
close  of trading on the NYSE will be valued as of  the
close  of trading on the next day the NYSE is open.   A
Fund's  net asset value may not be calculated  on  days
during  which the Fund receives no orders  to  purchase
shares and no shares are tendered for redemption.   Net
asset value is calculated by taking the fair value of a Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.
The result, rounded to the nearest cent, is the net asset value per share.

      In  determining  net  asset value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most  recent  bid  and  asked prices.   Other  exchange
traded  securities (generally foreign securities)  will
be  valued  based  on  market  quotations.   Securities
quoted  in  foreign  currency will be  valued  in  U.S.
dollars at the foreign currency exchange rates that are
prevailing  at the time the daily net asset  value  per
share  is  determined.   Fixed  income  securities  are
valued  by  a pricing service that utilizes  electronic
data  processing  techniques to  determine  values  for
normal  institutional-sized  trading  units  of   fixed
income  securities without regard to sale or bid prices
when  such  values  are  believed  to  more  accurately
reflect  the  fair  market value  of  such  securities;
otherwise,  actual sale or bid prices  are  used.   Any
securities  or other assets for which market quotations
are  not readily available are valued at fair value  as
determined  in good faith by the Board of Directors  of
the   Corporation.   Fixed  income  securities   having
remaining  maturities of 60 days or less when purchased
are  valued by the amortized cost method when the Board
of  Directors determines that the fair market value  of
such  securities is their amortized cost.   Under  this
method of valuation, a security is initially valued at its acquisition cost and, thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                HOW TO PURCHASE SHARES

      Shares of the Funds may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with the Distributor, in its capacity as principal underwriter of shares of the Funds, or through the Distributor directly. Firstar, the Funds' Transfer Agent, may also accept purchase applications.

     Payment for Fund shares should be made by check or
money  order  in  U.S. dollars drawn on  a  U.S.  bank,
savings and loan, or credit union.  The minimum initial
investment in a Fund is $1,000.  Subsequent investments
of  at least $500 may be made by mail or by wire.   For
investors  using  the  Automatic  Investment  Plan,  as
described below, the minimum investment is $50.   These
minimums can be changed by the Corporation at any time.
Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

      If  you purchase shares of a Fund by check or the
Automatic Investment Plan and request the redemption of
such   shares  within  fifteen  days  of  the   initial
purchase, the redemption will not be effective, and the redemption proceeds will not be forwarded to you, until the Corporation is reasonably satisfied that your check or purchase order has cleared. This is a security precaution only and does not affect your investment.

Offering Price

      Shares of the Funds are sold on a continual basis
at  the  next  offering price (the  "Offering  Price"),
which is the sum of the net asset value per share (next
computed  following receipt of an order in proper  form
by  a dealer, the Distributor or the Transfer Agent, as
the  case  may  be) and the sales charge as  set  forth
below.   Net  asset value per share is calculated  once
daily  as of the close of trading (currently 4:00 p.m.,
Eastern  Standard Time) on each day the NYSE  is  open.
See  "Determination  of Net Asset  Value."   The  sales
charge imposed on purchases of Fund shares is as follows:

                                   Total Sales Charge

Amount of Sale                      As a Percentage of          As a Percentage of           Portion of Total
 at Offering                         Offering Price of         Net Asset Value of             Offering Price
   Price                           the Shares Purchased       the Shares Purchased          Retained by Dealers*
Less than $50,000                          4.50%                       4.71%                      4.00%
$50,000 but less than $100,000             4.00%                       4.17%                      3.50%
$100,000 but less than $250,000            3.25%                       3.36%                      3.00%
$250,000 but less than $500,000            2.50%                       2.56%                      2.25%
$500,000 but less than $1,000,000          2.00%                       2.04%                      1.75%
$1,000,000 or more                         0.00%                       0.00%                       N/A

____________

*At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act.

      Investors described under "Purchases at Net Asset
Value," below, may purchase shares of the Funds without
the  imposition  of a sales charge.   In  addition,  no
sales   charge  is  imposed  on  the  reinvestment   of
dividends  or  capital gains, or on  exchanges  between
Funds.   See also "Reduced Sales Charge Plans,"  below,
for  information  on  how to reduce  the  sales  charge
payable   upon   the  purchase  of  Fund   shares.    A
confirmation indicating the details of each purchase transaction will be sent to you promptly following such transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order and payment to the Transfer Agent.

Purchases at Net Asset Value

      Fund shares may be purchased at net asset value without the imposition of a sales charge by any of the following:

           certain retirement plans, including profit-
sharing,   pension,  401(k)  and  simplified   employee
pension  plans,  subject to minimum  requirements  with
respect  to  the  number  of  employees  or  amount  of
purchase,  which may be established by the  Distributor
(currently,  those criteria require that  the  employer
establishing   the  plan  have  25  or  more   eligible
employees or that the amount invested total at least $1 million);

          directors, officers, and full-time employees of the Corporation, the Adviser, the Subadviser, the Distributor, and affiliates of such companies, and by spouses and minor children of such persons;

           registered securities brokers and dealers which have entered into sales agreements with the Distributor, for their investment accounts only, and registered personnel and employees of such securities brokers and dealers, and their spouses and minor children, in accordance with the internal policies and procedures of the employing securities dealer;

           members of a "qualified investment program"
(a qualified investment program is one which (i) has been in existence for more than 6 months, (ii) has a purpose other than acquiring shares of a Fund at a discount, (iii) has an agreement with the Distributor pursuant to which investments will be submitted in single bulk orders, (iv) reinvests all dividends and other distributions by the Funds in additional shares,
(v) makes its members available for group meetings with representatives of the Distributor, and (vi) agrees to include sales and other material related to the Funds in its mailings to members at reduced or no cost to the Distributor).

     Please call 1-800-908-9979 for more information on purchases at net asset value.

Reduced Sales Charge Plans

      Rights of Accumulation.  Pursuant to the Right of
Accumulation   offered  by  the  Funds   (the   "ROA"),
investors are permitted to purchase shares of one or more of the Funds at the sales charge applicable to the sum of (a) the dollar amount then being purchased and
(b) the higher of (i) the current value (calculated at the applicable Offering Price) or (ii) the actual purchase price, of all Fund shares already held by the investor, his or her spouse, and their minor children.
To receive the ROA, at the time of purchase, you must give your securities dealer, the Distributor, or the Transfer Agent, as applicable, sufficient information to determine whether the purchase will qualify for the reduced sales charge.

       Letters   of  Intent.   An  investor  may   also
immediately qualify for a reduced sales charge  on  the
purchase  of  shares of one or more  of  the  Funds  by
completing  the  Letter  of  Intent  section   of   the
shareholder application (the "LOI").  By completing the
LOI,  an  investor  expresses an  intention  to  invest
during  the  next  13-month period a  specified  amount
(minimum  of  at least $50,000) which, if made  at  one
time,  would  qualify for a reduced sales charge.   The
sales  charge applicable to that aggregate amount  then
becomes  the  applicable sales charge on all  purchases
made concurrently with the execution of the LOI and  in
the  13  months following the execution.  Sales  charge
reductions  based on purchases in more  than  one  Fund
will  be  effective  only  after  notification  to  the
Distributor  or  Transfer  Agent  that  the  investment
qualifies for a discount.  Any redemptions made by  the
investor  during the 13-month period will be subtracted
from  the  amount  of  the purchases  for  purposes  of
determining  whether the terms of  the  LOI  have  been
completed.   If,  at  the end of  the  13-month  period
covered by the LOI, the total amount of purchases (less
redemptions)  does not equal the amount indicated,  the
investor will be required to pay the difference between
the sales charge paid at the reduced rate and the sales
charge  applicable  to  the  purchases  actually  made.
Shares  having  a  value equal  to  5%  of  the  amount
specified in the LOI will be held in escrow during  the
13-month   period  and  are  subject   to   involuntary
redemption to assure any necessary payment of a higher applicable sales charge. For more information on the LOI, please call 1-800-908-9979.

Initial Investment - Minimum $1,000

      You  may  purchase Fund shares by completing  the
enclosed shareholder application and mailing it  and  a
check  or money order payable to "AMquest Matrix Funds,
Inc." to your securities dealer, the Distributor or the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment  is  $1,000.   If  mailing  to  the
Distributor  or  Transfer Agent,  please  send  to  the
following  address:  Firstar Trust  Company,  P.O.  Box
701,  Milwaukee, Wisconsin  53201-0701.   In  addition,
overnight mail should be sent to the following address:
AMquest  Matrix  Funds,  Inc., Firstar  Trust  Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street, Milwaukee, Wisconsin 53202.

      If  the  securities  dealer you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the Offering Price.   Such
dealers   may  also  charge  a  transaction   fee,   as
determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase, and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

      If your check does not clear, you will be charged
a  $20  service fee.  You will also be responsible  for
any  losses  suffered by the Corporation as  a  result.
Neither  cash nor third-party checks will be  accepted.
All applications to purchase Fund shares are subject to
acceptance by the Corporation and are not binding until
so  accepted.   The Corporation reserves the  right  to
decline or accept a purchase order application in whole or in part.

      You  may also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:       Firstar Bank
                         ABA Number 075000022

          Credit:        Firstar Trust Company
                         Account 112-952-137

 Further  Credit:        AMquest  Matrix  Funds, Inc.
                         (shareholder account number)
                         (shareholder name/account registration)

      Please call 1-800-908-9979 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. A $10 service fee will be charged for purchases by wire. The
Corporation is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Automatic Investment Plan - Minimum $50

      The Automatic Investment Plan ("AIP") allows  you
to  make regular, systematic investments in one or more
of  the  Funds from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP  is  $50.   To  establish  the  AIP,  complete  the
appropriate  section  in  the  shareholder  application
attached    to   this   Prospectus.    Under    certain
circumstances  (such  as  discontinuation  of  the  AIP
before a Fund's minimum initial investment is reached),
the   Corporation  reserves  the  right  to  close  the
investor's  account.  Prior to closing any account  for
failure  to  reach the minimum initial investment,  the
Corporation will give the investor written  notice  and
60  days  in  which to reinstate the AIP  or  otherwise
reach  the  minimum  initial  investment.   You  should
consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Corporation has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

      Under the AIP, you may choose to make investments
on  certain  days  of each month (at least  seven  days
apart)  from your financial institution in  amounts  of
$50 or more.  There is no service fee for participating
in  the  AIP.   However, a service fee of $20  will  be
deducted  from your Fund account for any  AIP  purchase
that  does not clear due to insufficient funds  or,  if
prior  to  notifying the Corporation in writing  or  by
telephone of your intention to terminate the plan,  you
close  your  bank  account or  in  any  manner  prevent
withdrawal of funds from the designated checking or NOW
account.   You  can set up the AIP with  any  financial
institution that is a member of the Automated  Clearing
House.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments - Minimum $500

      Additions to your account may be made by mail  or
by  wire.   Any subsequent investment must  be  for  at
least  $500.   When  making an additional  purchase  by
mail, enclose a check payable to "AMquest Matrix Funds,
Inc."  and  the Additional Investment Form provided  on
the  lower portion of your account statement.  To  make
an  additional purchase by wire, please call 1-800-908-
9979  for  complete wiring instructions.  You may  also
make  additional  purchases by telephone.   Information
regarding this option can be obtained by calling 1-800-
908-9979.

                         HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of
their  Fund  shares at any time at the next  determined
net  asset  value.   See "Determination  of  Net  Asset
Value."   The  Corporation  normally  will  mail   your
redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, the Corporation may hold payment until investments which were made by check or telephone or pursuant to the Automatic Investment Plan have been collected.

      Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Corporation of the broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

Written Redemption

      For  most  redemption requests, an investor  need
only furnish a written, unconditional request to redeem
his  or  her shares at net asset value to the  Transfer
Agent:    Firstar  Trust  Company,  P.  O.   Box   701,
Milwaukee, Wisconsin 53201-0701.  Overnight mail should
be  sent  to AMquest Matrix Funds, Inc., Firstar  Trust
Company,  Mutual Fund Services, Third Floor,  615  East
Michigan  Street, Milwaukee, Wisconsin 53202.  Requests
for redemption must (i) be signed exactly as the shares
are  registered, including the signature of each owner,
and  (ii) specify the number of shares or dollar amount
to  be  redeemed.  Redemption proceeds made by  written
redemption  request may also be wired to  a  commercial
bank   that   you  have  authorized  on  your   account
application.  The Transfer Agent will charge  a  $10.00
service fee for wire transactions.

Telephone Redemption

      You  may  redeem shares by telephone if you  have
checked  the appropriate box and supplied the necessary
information  on the shareholder application.   Proceeds
redeemed by telephone will be mailed or wired  only  to
an investor's address or bank of record as shown on the
records  of the Transfer Agent.  To effect a  telephone
redemption,   you   may   call   1-800-908-9979.    The
Corporation  reserves the right to refuse  any  request
made by telephone and may limit the amount involved  or
the  number of telephone redemptions. Once you place  a
telephone redemption request, it cannot be cancelled or
modified.   Neither the Corporation  nor  its  Transfer
Agent  will  be  responsible for  the  authenticity  of
redemption    instructions   received   by   telephone.
Accordingly,  the  investor bears  the  risk  of  loss.
However, the Corporation will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.    These  procedures  may  include   recording
telephonic    transactions    and    sending    written
confirmation of such transactions to investors.  If the
Corporation or its Transfer Agent fails to employ  such
procedures,  the  Corporation may  be  liable  for  any
losses  due to unauthorized or fraudulent instructions.
Shareholders  may experience difficulty in implementing
a   telephone  redemption  during  periods  of  drastic
economic  or market changes.  If an investor is  unable
to  contact the Transfer Agent by telephone, shares may
also  be  redeemed by delivering the redemption request
to  the  Transfer Agent in person or by  mail.   If  in
person or by overnight mail, deliver such request to AMquest Matrix Funds, Inc., Firstar Trust Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street, Milwaukee, Wisconsin 53202; if by regular mail, such request may be sent to Firstar Trust Company, P.O.
Box 701, Milwaukee, Wisconsin 53201-0701.

Special Situations

      If  you  are  acting  as an attorney-in-fact  for
another  person,  or as a trustee or  on  behalf  of  a
corporation, additional documentation may  be  required
in  order  to effect a redemption.  Questions regarding
such  circumstances  may be directed  to  the  Transfer
Agent  by  calling  1-800-908-9979.  In  addition,  the
Corporation  requires  a signature  guarantee  for  all
authorized owners of an account: (i) when you submit  a
written redemption request for more than $25,000;  (ii)
when  you add the telephone redemption option  to  your
existing  account; (iii) if you transfer  ownership  of
your  account to another individual or entity; and (iv)
if  you  request redemption proceeds to be sent  to  an
address  other  than the address that appears  on  your
account.   A  signature guarantee may be obtained  from
any  eligible guarantor institution, as defined by  the
SEC.    These   institutions  include   banks,   saving
associations,  credit  unions,  brokerage  firms,   and
others. Please note that a notary public stamp or seal is not acceptable.

      Your account may be terminated by the Corporation on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $1,000.
Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

                 EXCHANGE PRIVILEGE

Fund to Fund Exchange

      You may exchange your shares in a Fund for shares
in  any  other Fund of the Corporation at any  time  by
written  request or by telephone exchange if  you  have
authorized    this   privilege   in   the   shareholder
application.   The value of the shares to be  exchanged
and the price of the shares being purchased will be the
net  asset  value  next  determined  after  receipt  of
instructions for exchange.  No sales charge is  imposed
on  exchanges between Funds; however, a $5 service  fee
will be charged for each telephone exchange request (no
charge  is  imposed  with respect to  written  exchange
requests).   Exchange requests should be  directed  to:
Firstar   Trust  Company,  P.O.  Box  701,   Milwaukee,
Wisconsin  53201-0701.  For exchange requests delivered
in  person  or  by  overnight mail, please  deliver  to
AMquest  Matrix  Funds,  Inc., Firstar  Trust  Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street,  Milwaukee,  Wisconsin  53202.   To  effect   a
telephone   exchange,  you  may  call   1-800-908-9979.
Exchange   requests  may  be  subject  to  limitations,
including  those  relating to frequency,  that  may  be
established  from  time to time  to  ensure  that  such
exchanges are not disadvantageous to the Funds or their
investors.   The  Corporation  reserves  the  right  to
modify  or  terminate the exchange  privilege  upon  60
days'  written notice to each shareholder prior to  the
modification   or  termination  taking   effect.    The
exchange privilege is only available in states where the securities are registered.

Money Market Exchange

      As a service to our shareholders, the Corporation
has  established a program whereby our shareholders can
exchange  shares of any one of the Funds for shares  of
the  Portico  Money Market Fund (the  "Portico  Fund").
The Portico Fund is a no-load money market fund managed
by  an  affiliate  of  Firstar.  The  Portico  Fund  is
unrelated to the Corporation or any of the Funds.  This
exchange privilege is a convenient way to buy shares in
a  money market fund in order to respond to changes  in
your  goals or in market conditions.  Before exchanging
into  the  Portico  Fund, please  read  the  applicable
prospectus, which may be obtained by calling 1-800-908-
9979.   As noted above, there is no charge for  written
exchange  requests.  Firstar will,  however,  charge  a
$5.00  fee  for  each  exchange  transaction  that   is
executed via the telephone.

      An exchange from one Fund to another, including the Portico Fund, is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.


                   DISTRIBUTION PLAN

      The  Corporation, on behalf of each of the Funds,
has  adopted  a plan pursuant to Rule 12b-1  under  the
1940  Act  (the  "Plan"), which allows it  to  pay  the
Distributor a distribution fee of up to 0.25%  of  each
Fund's  average daily net assets computed on an  annual
basis.  Under the terms of the Plan, the Distributor is
authorized  to, in turn, pay all or a portion  of  this
fee to any securities dealer, financial institution  or
any   other   person  (the  "Recipient")  who   renders
assistance  in distributing or promoting  the  sale  of
Fund  shares pursuant to a written agreement (the "Rule
12b-1  Related Agreement").  To the extent such fee  is
not  paid to such persons, the Distributor may use  the
fee  for  its  own  distribution expenses  incurred  in
connection with the sale of Fund shares, although it is
the  Distributor's current intention to pay out all  or
most of the fee.  A form of the 12b-1 Related Agreement
referred  to  above has been approved by a majority  of
the  Board of Directors of the Corporation, and of  the
members  of the Board who are not "interested  persons"
of  the Corporation as defined in the 1940 Act and  who
have  no direct or indirect financial interest  in  the
operation  of  the Plan or any related agreements  (the
"Disinterested    Directors")    voting     separately.
Accordingly,  the  Distributor  may  enter  into  12b-1
Related Agreements with securities dealers, financial institutions or other persons without further Board approval.

      Payment  of the distribution fee is  to  be  made
quarterly,  within  30  days after  the  close  of  the
quarter  for  which  the  fee  is  payable,  upon   the
Distributor forwarding to the Board of Directors of the
Corporation  a  written report of all amounts  expensed
pursuant  to  the  Plan; provided,  however,  that  the
aggregate  payments by a Fund under  the  Plan  in  any
month  to  the Distributor and all Recipients  may  not
exceed 0.25% of the Fund's average net assets for  that
quarter; and provided further that no fee may  be  paid
in  excess of the distribution expenses as set forth in
the  quarterly written report.  Thus, the Plan does not
provide  for  the  payment  of  distribution  fees   in
subsequent quarters that relate to expenses incurred in prior quarters.

      From time to time, the Distributor may engage  in
activities which jointly promote the sale of shares  of
one or more of the Funds, the costs of which may not be
readily  identifiable  as  related  to  any  one  Fund.
Generally,   the   expenses   attributable   to   joint
distribution activities will be allocated among each Fund on the basis of its respective net assets, although the Board of Directors may allocate expenses in any other manner it deems fair and equitable.

      The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1
Related Agreement, may be terminated with respect to any Fund at any time, without penalty, by vote of a majority of the outstanding voting securities of such Fund, or by vote of a majority of Disinterested
Directors (on not more than sixty (60) days' written notice in the case of the Rule 12b-1 Related Agreement only).


            INDIVIDUAL RETIREMENT ACCOUNTS

      The Funds offer through Firstar Trust Company, in
its  capacity  as  Custodian, an Individual  Retirement
Account    ("IRA")   for   adoption   by   individuals.
Individuals  under age 70 1/2 who receive  compensation
or  earned income may contribute money to an IRA.   You
are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to an IRA.
Individuals who are covered by existing retirement plans, or have spouses covered by such plans, and whose income exceed certain amounts, are not permitted to deduct their IRA contributions for income tax purposes.
However, whether or not an individual's contributions are deductible, the earnings in his or her IRA are not taxed until the account is distributed.

      A  complete description of the IRA, as well as  a
description  of  the applicable service  fees,  may  be
obtained  by calling 1-800-908-9979 or writing  to  the
Corporation at P.O. Box 701, Milwaukee, Wisconsin 53201-
0701.   Please  note  that  early  withdrawals  from  a
retirement plan may result in adverse tax consequences.


    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT

      The  Corporation intends to qualify for treatment
as a "Regulated Investment Company" under Subchapter  M
of  the Internal Revenue Code of 1986, as amended  (the
"IRC"),  and, if so qualified, will not be  liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed on a timely basis.

      For  federal  income tax purposes, all  dividends
paid  by  the  Funds and distributions of net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in  cash   or
reinvested  in  additional shares,  are  taxable  as  a
capital  gain.   The  capital gain  holding  period  is
determined by the length of time the Fund has held  the
security  and  not  the length of time  you  have  held
shares in the Fund.  Investors are informed annually as
to  the  amount and nature of all dividends and capital
gains  paid during the prior year.  Such capital  gains
and  dividends  may also be
subject to state  or  local
taxes.   If you are not required to pay taxes  on  your
income, you are generally not required to pay federal income taxes on the amounts distributed to you.

      Dividends for the Income, Total Return and Growth
Funds  are  usually distributed monthly, quarterly  and
annually in December, respectively, and capital  gains,
if  any,  are usually distributed at least annually  in
December.    When  a  dividend  or  capital   gain   is
distributed, a Fund's net asset value decreases by  the
amount  of the payment.  If you purchase shares shortly
before  a  distribution, you will be subject to  income
taxes  on  the distribution, even though the  value  of
your  investment (plus cash received, if  any)  remains
the    same.    All   dividends   and   capital   gains
distributions  will  automatically  be  reinvested   in
additional Fund shares at the then prevailing net asset
value  unless  an investor specifically  requests  that
either  dividends or capital gains or both be  paid  in
cash.   The  election to receive dividends or  reinvest
them may be changed by writing to the Fund at P.O.  Box
701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

      If  you do not furnish the Corporation with  your
correct    social   security   number    or    employer
identification number, the Corporation is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

      This  section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.


                   FUND PERFORMANCE

      The  Funds  may from time to time  compare  their
respective   investment  results  to  various   passive
indices or other mutual funds and cite such comparisons
in  reports  to  shareholders,  sales  literature,  and
advertisements.   The  results  may  be  calculated  on
several bases, including yield, average annual total return, total return, and cumulative total return.
Each of these figures, which reflect the deduction of the 4.50% maximum initial sales charge, is based upon historical results and does not represent the future performance of a Fund.

     Yield is an annualized figure, which means that it
is  assumed that a Fund generates the same level of net
investment  income over a one-year  period.   A  Fund's
yield is a measure of the net investment incurred per share earned by the Fund over a specific one-month period and is shown as a percentage of the net asset value of the Fund's shares at the end of the period.

      Average  annual  total return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments  in a  Fund  over  a  specified
period  of  time,  assuming  the  reinvestment  of  all
dividends  and  distributions.   Average  annual  total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects a Fund's performance over a stated period of time.

DIRECTORS

Richard D. Brace
Donald A. Taylor, Jr.
James R. Harrison
__________________
__________________

OFFICERS

Richard D. Brace, President
Donald A. Taylor, Jr., Treasurer and Secretary

INVESTMENT ADVISER

AMquest Advisers, Inc.
4901 NW 17th Way, Suite 407
Fort Lauderdale, Florida  33309

SUBADVISER

Tocqueville Asset Management L.P.
1675 Broadway
New York, New York  10019

CUSTODIAN, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND-
DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
100 E. Wisconsin Avenue
Milwaukee, WI  53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

                  APPENDIX -- RATINGS



Ratings of Fixed Income Securities:


                  Moody's            Standard &
                  Investors            Poor's
                  Service, Inc.      Corporation      Definition
------------------------------------------------------------------
 Long-Term            Aaa               AAA           Highest quality
                      Aa                AA            High quality
                      A                 A             Upper medium grade
                      Baa               BBB           Medium grade
                      Ba                BB            Low grade
                      B                 B             Speculative
                      Caa, Ca, C        CCC, CC, C    Submarginal
                      D                 D             Probably in default

                  Moody's                        S&P
-------------------------------------------------------------------
 Short-Term       MIG1/VMIG1  Best quality       SP-1+ Very strong quality
                  MIG2/VMIG2  High quality       SP-1  Strong quality
                  MIG3/VMIG3  Favorable quality  SP-2  Satisfactory grade
                  MIG4/VMIG4  Adequate quality
                  SG  Speculative grade          SP-3  Speculative grade


 Commercial Paper P-1  Superior quality          A-1+  Extremely strong quality
                                                 A-1   Strong quality
                  P-2  Strong quality            A-2   Satisfactory quality
                  P-3  Acceptable quality        A-3   Adequate quality
                                                 B     Speculative quality
                  Not Prime                      C     Doubtful quality

Additional descriptions of ratings are included in the SAI.

              STATEMENT OF ADDITIONAL INFORMATION

                   AMQUEST MATRIX FUNDS, INC.
                   AMquest Matrix Income Fund
                AMquest Matrix Total Return Fund
                   AMquest Matrix Growth Fund

                          P.O. Box 701
                Milwaukee, Wisconsin 53201-0701
                         1-800-908-9979


      This Statement of Additional Information is not a
prospectus and should be read in conjunction  with  the
Prospectus  of  the  AMQUEST MATRIX  FUNDS,  INC.  (the
"Corporation"),  including the  AMquest  Matrix  Income
Fund  (the  "Income  Fund"), the AMquest  Matrix  Total
Return  Fund (the "Total Return Fund"), and the AMquest
Matrix   Growth  Fund  (the  "Growth  Fund"),  each   a
diversified  series  of  the  Corporation  (hereinafter
collectively   referred  to  as  the  "Funds"),   dated
_____________,  1996.   Requests  for  copies  of   the
Prospectus should be made by writing to the Corporation at the address listed above, or by calling 1-800-
908-9979.

This Statement of Additional Information is dated __________, 1996.

                      TABLE OF CONTENTS

                                                                Page No.

INVESTMENT RESTRICTIONS                                              4

INVESTMENT POLICIES AND TECHNIQUES                                   6
  Illiquid Securities                                                6
  Convertible Securities                                             6
  Temporary Defensive Position                                       7
  Variable- or Floating-Rate Securities                              7
  Mortgage- and Asset-Backed Securities                              8
  Repurchase Agreements                                              9
  Reverse Repurchase Agreements                                     10
  When-Issued Securities                                            10
  Derivative Instruments                                            10
  Foreign Securities                                                20
  Depositary Receipts                                               21
  Foreign Investment Companies                                      22
  Warrants                                                          22
  Short Sales Against the Box                                       22
  Unseasoned Companies                                              22

DIRECTORS AND OFFICERS                                              23

PRINCIPAL SHAREHOLDERS                                              24

INVESTMENT ADVISER AND SUBADVISER                                   24

FUND TRANSACTIONS AND BROKERAGE                                     25

CUSTODIAN                                                           27

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                        27

DISTRIBUTOR AND PLAN OF DISTRIBUTION                                27

  Distributor                                                       27
  Distribution Plan                                                 27
  Anticipated Benefits to the Funds                                 28

TAXES                                                               29

DETERMINATION OF NET ASSET VALUE                                    29

SHAREHOLDER MEETINGS                                                29

PERFORMANCE INFORMATION                                             30
  Total Return                                                      30
  Yield                                                             31
  Volatility                                                        31
  Comparisons                                                       31

INDEPENDENT ACCOUNTANTS                                             32

FINANCIAL STATEMENTS                                                32

APPENDIX A - BOND RATINGS                                           A-1

       No  person  has  been  authorized  to  give  any
information or to make any representations  other  than
those   contained  in  this  Statement  of   Additional
Information and the Prospectus dated ____________, 1996, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Statement of Additional
Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                    INVESTMENT RESTRICTIONS

      The investment objective of the Income Fund is to
seek  current income.  The investment objective of  the
Total  Return Fund is to seek long-term capital  growth
and  income.   The investment objective of  the  Growth
Fund   is to seek long-term capital growth.  The Funds'
investment objectives and policies are described in detail in the Prospectus under the caption "Investment
Objectives and Policies." The following are the Funds' fundamental investment restrictions which cannot be changed without shareholder approval.

Each Fund:

1.   May  not  with respect to 75% of its total assets,
     purchase  the  securities of  any  issuer  (except
     securities  issued  or  guaranteed  by  the   U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the "1940 Act"), which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities
     (other than borrowings).

3.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

      In addition to the non-fundamental operating policies set forth in the Prospectus, the following are each Fund's non-fundamental operating policies which may be changed by the Board of Directors without shareholder approval.

Each Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange Commission (the "SEC") or its staff,  and
     provided  that  transactions in
     options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

4.   Purchase  securities of other investment companies
     except  in  compliance  with  the  1940  Act   and
     applicable state law.

5.   Purchase the securities of any issuer (other  than
     securities  issued or guaranteed  by  domestic  or
     foreign   governments  or  political  subdivisions
     thereof)  if,  as a result, more than  5%  of  its
     total  assets would be invested in the  securities
     of   issuers   that,  including   predecessor   or
     unconditional  guarantors, have a record  of  less
     than  three  years of continuous operation.   This
     policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

6. Invest in direct interests in oil, gas, or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

7.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5  under the Commodity Exchange  Act  (the
     "CEA") and, in accordance with Rule 4.5, will  use
     futures or options on futures transactions  solely
     for  bona  fide hedging transactions  (within  the
     meaning  of the CEA, provided, however,  that  the
     Fund   may,  in  addition  to  bona  fide  hedging
     transactions, use futures and options  on  futures
     transactions if the aggregate initial  margin  and
     premiums  required  to establish  such  positions,
     less   the  amount  by  which  any  such   options
     positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

     In addition, (i) the aggregate value of securities
     underlying  call options on securities written  by
     the Fund or obligations underlying put options  on
     securities  written by the Fund determined  as  of
     the  date the options are written will not  exceed
     50%  of  the Fund's net assets; (ii) the aggregate
     premiums paid on all options purchased by the Fund
     and  which are being held will not exceed  20%  of
     the  Fund's  net assets; (iii) the Fund  will  not
     purchase  put or call options, other than  hedging
     positions, if, as a result thereof, more  than  5%
     of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Fund's total assets.

8.   Pledge,  mortgage or hypothecate any assets  owned
     by   the  Fund  except  as  may  be  necessary  in
     connection   with   permissible   borrowings    or
     investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

9. Purchase or retain the securities of any issuer if any officer or director of the Fund or its investment adviser (or subadviser) beneficially owns more than 1/2 of 1% of the securities of such issuer and such officers and directors together own beneficially more than 5% of the securities of such issuer.

10.  Purchase warrants, valued at the lower of cost  or
     market  value, in excess of 5% of the  Fund's  net
     assets.   Included  in that  amount,  but  not  to
     exceed  2%  of  the  Fund's  net  assets,  may  be
     warrants   that  are  not  listed  on  any   stock
     exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

11. Borrow money except through reverse repurchase agreements.

12. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

      Except for the fundamental investment limitations listed above and each Fund's investment objective, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of a Fund's Board of Directors.

               INVESTMENT POLICIES AND TECHNIQUES

       The   following   information  supplements   the
discussion   of   the  Funds'  investment   objectives,
policies, and techniques that are described in the Prospectus under the captions "Investment Objectives and Policies" and "Implementation of Policies and Risks."

Illiquid Securities

      Each  Fund may invest up to 10% of its respective
net  assets  in  illiquid securities (i.e.,  securities
that are not readily marketable).  For purposes of this
restriction, illiquid securities include, but  are  not
limited  to,  restricted  securities  (securities   the
disposition  of which is restricted under  the  federal
securities laws), securities which may only  be  resold
pursuant  to  Rule  144A  under  the  Securities   Act,
repurchase  agreements  with maturities  in  excess  of
seven  days, and other securities that are not  readily
marketable.  The Board of Directors of the Corporation,
or   its  delegate,  has  the  ultimate  authority   to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid for purposes of this 10% limitation.   Certain
securities  exempt  from  registration  or  issued   in
transactions   exempt  from  registration   under   the
Securities Act, such as securities that may  be  resold
to  institutional investors under Rule 144A  under  the
Securities   Act,  may  be  considered   liquid   under
guidelines adopted by the Board of Directors.

      The  Board  of  Directors has  delegated  to  the
portfolio  manager, Tocqueville Asset  Management  L.P.
(the "Subadviser"), the day-to-day determination of the
liquidity  of  any security, although it  has  retained
oversight   and   ultimate  responsibility   for   such
determinations.    Although  no  definitive   liquidity
criteria  are used, the Board of Directors has directed
the  Subadviser  to  look to such factors  as  (i)  the
nature  of  the  market for a security  (including  the
institutional private resale market), (ii) the terms of
certain  securities or other instruments  allowing  for
the  disposition to a third party or the issuer thereof
(e.g.,   certain  repurchase  obligations  and   demand
instruments),   (iii)   the  availability   of   market
quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.

       Restricted  securities  may  be  sold  only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration  is required, a Fund may be  obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.   If,  during such a period, adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than that which prevailed when  it
decided to sell.  Restricted securities will be  priced
at  fair value as determined in good faith by the Board
of   Directors.    If,  through  the  appreciation   of
restricted   securities   or   the   depreciation    of
unrestricted securities, a Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for Rule 144A securities deemed to be liquid by the Subadviser), the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Convertible Securities

      Each  Fund  may invest in convertible securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged for a specified amount of common stock of the
same  or a different issuer within a particular  period
of time at a specified price or formula.  A convertible
security   entitles  the  holder  to  receive  interest
normally  paid or accrued on debt or the dividend  paid
on  preferred  stock  until  the  convertible  security
matures   or  is  redeemed,  converted,  or  exchanged.
Convertible    securities   have   unique    investment
characteristics in that they generally (i) have  higher
yields  than  common  stocks,  but  lower  yields  than
comparable  non-convertible securities, (ii)  are  less
subject  to  fluctuation in value than  the  underlying
stock since they have fixed income characteristics, and
(iii) provide the potential for capital appreciation if
the   market  price  of  the  underlying  common  stock
increases.   Most convertible securities currently  are
issued   by  U.S.  companies,  although  a  substantial
Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

      The value of a convertible security is a function
of  its "investment value" (determined by its yield  in
comparison  with  the  yields of  other  securities  of
comparable  maturity and quality that  do  not  have  a
conversion  privilege) and its "conversion value"  (the
security's  worth, at market value, if  converted  into
the underlying common stock).  The investment value  of
a  convertible  security is influenced  by  changes  in
interest  rates,  with investment  value  declining  as
interest  rates  increase and, increasing  as  interest
rates  decline.  The credit standing of the issuer  and
other   factors  also  may  have  an  effect   on   the
convertible   security's   investment    value.     The
conversion   value   of  a  convertible   security   is
determined by the market price of the underlying common
stock.  If the conversion value is low relative to  the
investment value, the price of the convertible security
is   governed  principally  by  its  investment  value.
Generally,  the  conversion  value  decreases  as   the
convertible  security  approaches  maturity.   To   the
extent the market price of the underlying common  stock
approaches or exceeds the conversion price,  the  price
of   the  convertible  security  will  be  increasingly
influenced  by  its  conversion value.   A  convertible
security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

       A   convertible  security  may  be  subject   to
redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Temporary Defensive Position

      When the Subadviser (or Adviser) determines  that
market   conditions   warrant  a  temporary   defensive
position, a Fund may invest without limitation in  cash
and  short-term fixed income securities, including U.S.
government   securities,  commercial  paper,   banker's
acceptances,   certificates  of   deposit,   and   time
deposits.

Variable- or Floating-Rate Securities

      Each Fund may invest in securities which offer  a
variable-   or  floating-rate  of  interest,  including
inverse  floating  rate  securities  debt  obligations.
Variable-rate   securities   provide   for    automatic
establishment of a new interest rate at fixed intervals
(e.g., daily, monthly, semi-annually, etc.).  Floating-
rate   securities  generally  provide   for   automatic
adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the interest rate is indexed. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

      Variable-  or floating-rate securities frequently
include  a demand feature entitling the holder to  sell
the  securities to the issuer at par.  In  many  cases,
the  demand feature can be exercised at any time  on  7
days  notice,  in  other cases, the demand  feature  is
exercisable at any time on 30 days notice or on similar
notice  at  intervals of not more than one year.   Some
securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

      Variable-rate demand notes include master  demand
notes  which  are  obligations that permit  a  Fund  to
invest  fluctuating  amounts, which  may  change  daily
without   penalty,  pursuant  to  direct   arrangements
between  the  Fund, as lender, and the  borrower.   The
interest  rates on these notes fluctuate from  time  to
time.   The issuer of such obligations normally  has  a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.   Because  these obligations are direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded.    There   generally  is  not  an   established
secondary  market for these obligations, although  they
are  redeemable at face value.  Accordingly, where  the
obligations  are not secured by letters  of  credit  or
other  credit support arrangements, a Fund's  right  to
redeem  is dependent on the ability of the borrower  to
pay principal and interest on demand.  Such obligations
frequently are not rated by credit rating agencies and,
if  not so rated, the Funds may invest in them only  if
the   Subadviser  determines  that  at  the   time   of
investment other obligations are of comparable quality to the other obligations in which the Funds may invest.

     Each Fund will not invest more than 10% of its net
assets    in   variable-   and   floating-rate   demand
obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). See "Investment Policies and Techniques -
Illiquid Securities" and "Investment Restrictions." In addition, each variable- and floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase.
When determining whether such an obligation meets a Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Mortgage- and Asset-Backed Securities

      Mortgage-backed  securities represent  direct  or
indirect  participations in,  or  are  secured  by  and
payable  from, mortgage loans secured by real property,
and   include   single-  and  multi-class  pass-through
securities  and  collateralized  mortgage  obligations.
Such  securities  may be issued or guaranteed  by  U.S.
government agencies or instrumentalities, such  as  the
Government  National  Mortgage  Association   and   the
Federal  National Mortgage Association, or  by  private
issuers,   generally  originators  and   investors   in
mortgage   loans,   including   savings   associations,
mortgage bankers, commercial banks, investment bankers,
and  special  purpose entities (collectively,  "private
lenders").    Mortgage-backed  securities   issued   by
private  lenders may be supported by pools of  mortgage
loans  or  other  mortgage-backed securities  that  are
guaranteed,  directly  or  indirectly,  by   the   U.S.
government or one of its agencies or instrumentalities,
or   they   may  be  issued  without  any  governmental
guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

        Asset-backed    securities   have    structural
characteristics similar to mortgage-backed  securities.
Asset-backed  debt  obligations  represent  direct   or
indirect  participations in,  or  are  secured  by  and
payable  from, assets such as motor vehicle installment
sales contracts, other installment loan contracts, home
equity loans, leases of various types of property,  and
receivables from credit card or other revolving  credit
arrangements.  The credit quality of most  asset-backed
securities  depends primarily on the credit quality  of
the  assets  underlying such securities, how  well  the
entity  issuing  the  security is  insulated  from  the
credit  risk of the originator or any other  affiliated
entities,  and  the amount and quality  of  any  credit
enhancement    of   the   securities.    Payments    or
distributions of principal and interest on asset-backed
debt  obligations  may be supported by non-governmental
credit   enhancements  including  letters  of   credit,
reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

      The  rate  of principal payment on mortgage-  and
asset-backed securities generally depends on  the  rate
of principal payments received on the underlying assets
which  in turn may be effected by a variety of economic
and  other  factors.  As a result,  the  yield  on  any
mortgage-  and  asset-backed security is  difficult  to
predict with precision and actual yield to maturity may
be more or less than the anticipated yield to maturity.
The yield characteristics of mortgage- and asset-backed
securities  differ  from  those  of  traditional   debt
securities.  Among the principal differences  are  that
interest   and   principal  payments  are   made   more
frequently  on  mortgage- and asset-backed  securities,
usually  monthly, and that principal may be prepaid  at
any time because the underlying mortgage loans or other
assets  generally may be prepaid at  any  time.   As  a
result,  if  a  Fund purchases these  securities  at  a
premium, a prepayment rate that is faster than expected
will  reduce yield to maturity, while a prepayment rate
that  is  slower than expected will have  the  opposite
effect   of   increasing   the   yield   to   maturity.
Conversely, if a Fund purchases these securities  at  a
discount,  a  prepayment  rate  that  is  faster   than
expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      While  many mortgage- and asset-backed securities
are  issued with only one class of security,  many  are
issued  in  more  than one class, each  with  different
payment  terms.   Multiple class mortgage-  and  asset-
backed  securities  are issued for  two  main  reasons.
First,  multiple classes may be used  as  a  method  of
providing   credit  support.   This   is   accomplished
typically through creation of one or more classes whose
right  to  payments on the security is made subordinate
to the right to such payments of the remaining class or
classes.   Second,  multiple  classes  may  permit  the
issuance  of  securities with payment  terms,  interest
rates,  or  other characteristics differing  both  from
those  of  each other and from those of the  underlying
assets.  Examples include so-called "strips" (mortgage-
and  asset-backed securities entitling  the  holder  to
disproportionate   interests  with   respect   to   the
allocation  of  interest and principal  of  the  assets
backing  the  security), and securities with  class  or
classes   having   characteristics  which   mimic   the
characteristics   of  non-mortgage-   or   asset-backed
securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

      The  Funds  may invest in stripped  mortgage-  or
asset-backed   securities,  which   receive   differing
proportions of the interest and principal payments from
the  underlying  assets.   The  market  value  of  such
securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

      Mortgage- and asset-backed securities  backed  by
assets, other than as described above, or in which  the
payment  streams on the underlying assets are allocated
in a manner different than those described above may be
issued  in  the  future.  A Fund  may  invest  in  such
securities  if such investment is otherwise  consistent
with   its   investment   objectives,   policies    and
restrictions.

Repurchase Agreements

      The  Funds  may enter into repurchase  agreements
with   certain  banks  or  non-bank  dealers.    In   a
repurchase  agreement, a Fund buys a  security  at  one
price,  and at the time of sale, the seller  agrees  to
repurchase  the  obligation at a mutually  agreed  upon
time  and  price  (usually  within  seven  days).   The
repurchase  agreement, thereby,  determines  the  yield
during  the  purchaser's  holding  period,  while   the
seller's  obligation to repurchase is  secured  by  the
value of the underlying security.  The Subadviser  will
monitor,  on  an  ongoing  basis,  the  value  of   the
underlying  securities to ensure that the value  always
equals  or  exceeds the repurchase price  plus  accrued
interest.  Repurchase agreements could involve  certain
risks  in the event of a default or insolvency  of  the
other party to the agreement, including possible delays
or restrictions upon a Fund's ability to dispose of the
underlying    securities.    Although   no   definitive
creditworthiness criteria are used, the Subadviser reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks.

Reverse Repurchase Agreements

       The  Funds  may  engage  in  reverse  repurchase
agreements   to  facilitate  portfolio   liquidity   (a
practice  common  in the mutual fund industry)  or  for
arbitrage  transactions discussed below.  In a  reverse
repurchase agreement, a Fund would sell a security  and
enter into an agreement to repurchase the security at a
specified  future  date and price.   A  Fund  generally
retains the right to interest and principal payments on
the security.  Since a Fund receives cash upon entering
into   a  reverse  repurchase  agreement,  it  may   be
considered a borrowing.  When required by guidelines of
the  SEC,  the  Fund will set aside permissible  liquid
assets   in   a  segregated  account  to   secure   its
obligations to repurchase the security.

      The reverse repurchase agreements entered into by
a  Fund may be used as arbitrage transactions in  which
the  Fund  will  maintain  an  offsetting  position  in
investment   grade  debt  obligations   or   repurchase
agreements that mature on or before the settlement date
on  the  related reverse repurchase agreements.   Since
the  Fund  will  receive interest on the securities  or
repurchase   agreements  in  which   it   invests   the
transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Subadviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

When-Issued Securities

       Each   Fund  may  from  time  to  time  purchase
securities  on  a "when-issued" basis.   The  price  of
securities purchased on a when-issued basis is fixed at
the  time  the  commitment to purchase  is  made,  with
delivery and payment for the securities occurring at  a
later  date.   Normally,  the  settlement  date  occurs
within  45  days  of the purchase.  During  the  period
between the purchase and settlement, no payment is made
by  a Fund to the issuer and no interest is accrued  on
debt  securities or dividend income is earned on equity
securities.  Forward commitments involve a risk of loss
if  the  value of the security to be purchased declines
prior to the settlement date, which risk is in addition
to  the  risk  of  decline in value of a  Fund's  other
assets.  While when-issued securities may be sold prior
to  the  settlement date, the Funds intend to  purchase
such  securities with the purpose of actually acquiring
them.   At  the  time  a Fund makes the  commitment  to
purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.

      The Fund will maintain liquid securities equal in
value to commitments for when-issued securities.   Such
segregated  securities  either  will  mature   or,   if
necessary,  be  sold on or before the settlement  date.
When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves
(which may have a market value greater or less than the Fund's payment obligation).

Derivative Instruments

       In   General.   Each  Fund  may  use  derivative
instruments for any lawful purpose consistent with  the
Fund's investment objective such as hedging or managing
risk,  but not for speculation.  Derivative instruments
are commonly defined to include securities or contracts
whose  value depend on (or "derive" from) the value  of
one   or   more   other  assets,  such  as  securities,
currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

      A derivative instrument generally consists of, is
based  upon,  or  exhibits characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives include forward contracts, swap  contracts,
as   well  as  exchange-traded  futures.   Option-based
derivatives  include  privately  negotiated,  over-the-
counter (OTC) options (including caps, floors, collars,
and options on forward and swap contracts) and exchange-
traded   options   on  futures.    Diverse   types   of
derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder  pays  the  premium  at  inception  and  has  no
further financial obligation.  The holder of an option-
based  derivative generally will benefit from favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

      A  forward  is a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging.  A Fund may use derivative instruments to
protect against possible adverse changes in the  market
value  of securities held in, or are anticipated to  be
held in, the Fund's portfolio.  Derivatives may also be
used   by   a  Fund  to  "lock-in"  its  realized   but
unrecognized  gains  in  the  value  of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      Managing  Risk.  A Fund may also  use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio.  Risk management strategies include, but are
not  limited  to,  facilitating the sale  of  portfolio
securities, managing the effective maturity or duration
of debt obligations in a Fund's portfolio, establishing
a  position  in the derivatives markets as a substitute
for  buying or selling certain securities, or  creating
or  altering exposure to certain asset classes, such as
equity,  debt,  and  foreign securities.   The  use  of
derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

       Exchange   or   OTC   Derivatives.    Derivative
instruments  may be exchange-traded or  traded  in  OTC
transactions  between private parties.  Exchange-traded
derivatives   are  standardized  options  and   futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than  that  of  a  particular counterparty.   Over-the-
counter transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

      Risks  and  Special Considerations.  The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying   asset  can  expose  a  Fund   to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors,  particularly  the  Subadviser's  ability   to
predict  movements of the securities,  currencies,  and
commodities  markets, which requires  different  skills
than  predicting  changes in the prices  of  individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Subadviser's  judgment that the derivative  transaction
will provide value to the Fund and its shareholders and
is  consistent  with the Fund's objectives,  investment
limitations, and operating policies.  In making such  a
judgment, the Subadviser will analyze the benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.

      (2)  Credit Risk.  A Fund will be subject to  the
risk  that  a loss may be sustained by the  Fund  as  a
result of the failure of a counterparty to comply  with
the terms of a derivative instrument.  The counterparty
risk  for  exchange-traded  derivative  instruments  is
generally  less  than for privately-negotiated  or  OTC
derivative  instruments,  since  generally  a  clearing
agency,  which  is the issuer or counterparty  to  each
exchange-traded  instrument, provides  a  guarantee  of
performance.    For  privately-negotiated  instruments,
there is no similar clearing agency guarantee.  In  all
transactions,  a  Fund  will bear  the  risk  that  the
counterparty will default, and this could result  in  a
loss   of   the  expected  benefit  of  the  derivative
transaction and possibly other losses to the  Fund.   A
Fund   will   enter  into  transactions  in  derivative
instruments   only   with   counterparties   that   the
Subadviser   reasonably   believes   are   capable   of
performing under the contract.

       (3)    Correlation  Risk.   When  a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged)  result  from an  imperfect  correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of an  instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put option, or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded.  The
effectiveness  of hedges using instruments  on  indices
will  depend,  in  part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold, closed  out,  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.  OTC transactions are less  liquid
than  exchange-traded derivatives since they often  can
only  be  closed  out  with  the  other  party  to  the
transaction.   A Fund might be required  by  applicable
regulatory  requirement to maintain assets as  "cover,"
maintain   segregated  accounts,  and/or  make   margin
payments   when   it  takes  positions  in   derivative
instruments  involving  obligations  to  third  parties
(i.e., instruments other than purchased options).  If a
Fund  is  unable  to  close out its positions  in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until the position expired, matured, or is closed  out.
The  requirements might impair a Fund's ability to sell
a  portfolio security or make an investment at  a  time
when  it  would otherwise be favorable  to  do  so,  or
require  that the Fund sell a portfolio security  at  a
disadvantageous  time.  A Fund's  ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.

Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

      (5)   Legal Risk.  Legal risk is the risk of loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

       (6)    Systemic   or   "Interconnection"   Risk.
Interconnection risk is the risk that a  disruption  in
the  financial markets will cause difficulties for  all
market  participants.  In other words, a disruption  in
one  market will spill over into other markets, perhaps
creating a chain reaction.  Much of the OTC derivatives
market  takes  place among the OTC dealers  themselves,
thus  creating a large interconnected web of  financial
obligations.    This  interconnectedness   raises   the
possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

       General  Limitations.   The  use  of  derivative
instruments is subject to applicable regulations of the
SEC,  the  several options and futures  exchanges  upon
which they may be traded, the Commodity Futures Trading
Commission   ("CFTC"),  and  various  state  regulatory
authorities.

      The Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the   regulations  under  the  CEA,   the   notice   of
eligibility for the Funds includes representations that
each  Fund  will  use  futures  contracts  and  related
options  solely  for bona fide hedging purposes  within
the  meaning of CFTC regulations, provided that a  Fund
may  hold  other  positions in  futures  contracts  and
related  options that do not qualify  as  a  bona  fide
hedging  position  if  the  aggregate  initial   margin
deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets.
Adherence to these guidelines does not, however, limit a Fund's risk to 5% of the Fund's assets.

      In  addition,  certain state regulations  require
that  (i)  the aggregate value of securities underlying
call  options  on  securities  written  by  a  Fund  or
obligations   underlying  put  options  on   securities
written by a Fund determined as of the date the options are written will not exceed 50% of the Fund's net assets; (ii) the aggregate premiums paid on all options purchased by a Fund and which are being held will not exceed 20% of the Fund's net assets; (iii) a Fund will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of a Fund's total assets.

      The  SEC has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential  for leveraging a Fund's assets in  a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging  of  a  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated  that a Fund may use coverage or the segregation
of  a  Fund's  assets.  The Funds will also  set  aside
permissible  liquid  assets in a  segregated  custodial
account   if  required  to  do  so  by  SEC  and   CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      In  some cases a Fund may be required to maintain
or  limit  exposure  to a specified percentage  of  its
assets  to  a  particular asset class.  In such  cases,
when a Fund uses a derivative instrument to increase or
decrease exposure to an asset class and is required  by
applicable SEC guidelines to set aside liquid assets in
a  segregated  account to secure its obligations  under
the  derivative instruments, the Subadviser may,  where
reasonable  in  light  of  the  circumstances,  measure
compliance with the applicable percentage by  reference
to  the nature of the economic exposure created through
the  use  of  the  derivative  instrument  and  not  by
reference  to  the nature of the exposure arising  from
the  assets set aside in the segregated account (unless
another   interpretation  is  specified  by  applicable
regulatory requirements).

      Options.   A Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  A Fund may purchase (buy)  or  write
(sell)  put  and  call  options  on  assets,  such   as
securities,  currencies, commodities,  and  indices  of
debt  and  equity securities ("underlying assets")  and
enter  into closing transactions with respect  to  such
options  to  terminate an existing  position.   Options
used by the Funds may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

      Each Fund may purchase (buy) and write (sell) put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short hedge.  Writing put or call options can enable  a
Fund  to enhance income by reason of the premiums  paid
by the purchaser of such options.  Writing call options
serves as a limited short hedge because declines in the
value  of the hedged investment would be offset to  the
extent  of the premium received for writing the option.
However, if the security appreciates to a price  higher
than  the exercise price of the call option, it can  be
expected that the option will be exercised and the Fund
will be obligated to sell the security at less than its
market  value  or  will be obligated  to  purchase  the
security  at  a price greater than that  at  which  the
security  must  be  sold under the option.   All  or  a
portion  of  any assets used as cover for  OTC  options
written by a Fund would be considered illiquid  to  the
extent   described  under  "Investment   Policies   and
Techniques -- Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

      A  Fund  may effectively terminate its  right  or
obligation under an option by entering into  a  closing
transaction.   For  example, a Fund may  terminate  its
obligation  under  a  call or put option  that  it  had
written  by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, a Fund may terminate a position in a put or
call  option  it had purchased by writing an  identical
put  or  call  option; this is known as a closing  sale
transaction.   Closing transactions permit  a  Fund  to
realize the profit or limit the loss on an option position prior to its exercise or expiration.

      The  Funds  may purchase or write both  exchange-
traded  and  OTC options.  Exchange-traded options  are
issued  by a clearing organization affiliated with  the
exchange on which the option is listed that, in effect,
guarantees  completion of every exchange-traded  option
transaction.   In contrast, OTC options  are  contracts
between  a  Fund and the other party to the transaction
("counter  party") (usually a securities  dealer  or  a
bank)  with no clearing organization guarantee.   Thus,
when a Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option.
Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

      A  Fund's  ability  to establish  and  close  out
positions  in  exchange-listed options depends  on  the
existence  of  a liquid market.  Each Fund  intends  to
purchase  or  write only those exchange-traded  options
for  which  there  appears to  be  a  liquid  secondary
market.  However, there can be no assurance that such a
market  will  exist  at any particular  time.   Closing
transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

      The Funds may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

      The writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

      Spread  Transactions.   A  Fund  may  use  spread
transactions for any lawful purpose consistent with the
Fund's investment objective such as hedging or managing
risk,  but  not for speculation.  A Fund  may  purchase
covered  spread options from securities dealers.   Such
covered  spread  options  are not  presently  exchange-
listed  or exchange-traded.  The purchase of  a  spread
option  gives  a  Fund the right to  put,  or  sell,  a
security that it owns at a fixed dollar spread or fixed
yield  spread in relationship to another security  that
the  Fund  does  not  own,  but  which  is  used  as  a
benchmark.   The  risk to a Fund in purchasing  covered
spread options is the cost of the premium paid for  the
spread  option and any transaction costs.  In addition,
there is no assurance that closing transactions will be
available.  The purchase of spread options will be used
to protect a Fund against adverse changes in prevailing
credit  quality spreads, i.e., the yield spread between
high   quality  and  lower  quality  securities.   Such
protection is only provided during the life of the spread option.

       Futures  Contracts.   A  Fund  may  use  futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk  but not for speculation.   A  Fund  may
enter  into futures contracts, including interest rate,
index,  and  currency  futures.   Each  Fund  may  also
purchase  put and call options, and write  covered  put
and call options, on futures in which it is allowed  to
invest.   The  purchase  of  futures  or  call  options
thereon  can  serve as a long hedge, and  the  sale  of
futures  or  the  purchase of put options  thereon  can
serve  as a short hedge.  Writing covered call  options
on  futures  contracts can serve  as  a  limited  short
hedge,  and  writing  covered put  options  on  futures
contracts  can serve as a limited long hedge,  using  a
strategy  similar  to  that used  for  writing  covered
options  in securities.  The Funds' hedging may include
purchases of futures as an offset against the effect of
expected  increases  in  currency  exchange  rates  and
securities  prices and sales of futures  as  an  offset
against  the  effect of expected declines  in  currency
exchange  rates and securities prices.  The  Funds  may
also  write put options on futures contracts  while  at
the  same  time  purchasing call options  on  the  same
futures  contracts in order to create  synthetically  a
long  futures  contract position.  Such  options  would
have the same strike prices and expiration dates.   The
Funds will engage in this strategy only when the Subadviser believes it is more advantageous to the Funds than is purchasing the futures contract.

      To the extent required by regulatory authorities,
the  Funds  may enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques  other than sales and
purchases  of  futures
contracts could be used to reduce a Fund's exposure  to
market, currency, or interest rate fluctuations, a Fund
may  be able to hedge its exposure more effectively and
perhaps   at   a  lower  cost  through  using   futures
contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified price at a designated date, time, and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase price is less than the original sale price,  a
Fund realizes a gain; if it is more, a Fund realizes  a
loss.  Conversely, if the offsetting sale price is more
than  the  original purchase price, a Fund  realizes  a
gain;  if  it  is less, a Fund realizes  a  loss.   The
transaction  costs  must  also  be  included  in  these
calculations.  There can be no assurance, however, that
a  Fund  will  be  able  to enter  into  an  offsetting
transaction  with  respect  to  a  particular   futures
contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

      No  price is paid by a Fund upon entering into  a
futures  contract.   Instead, at  the  inception  of  a
futures  contract, a Fund is required to deposit  in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid, high-grade  debt
obligations,  in an amount generally equal  to  10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned   to  a  Fund  at  the  termination   of   the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of  a  Fund's
obligations to or from a futures broker.  When  a  Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when  a  Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in the event of adverse price movements.  If a Fund has
insufficient  cash  to  meet  daily  variation   margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Funds  intend  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

      Certain  characteristics of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

      Foreign  Currencies.  The Funds may purchase  and
sell  foreign  currency on a spot basis,  and  may  use
currency-related   derivatives  instruments   such   as
options  on  foreign  currencies,  futures  on  foreign
currencies,  options on futures on  foreign  currencies
and forward currency contracts (i.e., an obligation  to
purchase  or  sell a specific currency at  a  specified
future date, which may be any fixed number of days from
the  contract  date agreed upon by the  parties,  at  a
price  set  at the time the contract is entered  into).
The  Funds may use these instruments for hedging or any
other  lawful purpose consistent with their  respective
investment  objectives, including transaction  hedging,
anticipatory hedging, cross hedging, proxy hedging, and
position  hedging.  The Funds' use of  currency-related
derivative  instruments will be directly related  to  a
Fund's current or anticipated portfolio securities, and
the  Funds  may  engage  in transactions  in  currency-
related  derivative instruments as a means  to  protect
against  some or all of the effects of adverse  changes
in  foreign currency exchange rates on their  portfolio
investments.  In general, if the currency  in  which  a
portfolio investment is denominated appreciates against
the  U.S. dollar, the dollar value of the security will
increase.   Conversely, a decline in the exchange  rate
of the currency would adversely effect the value of the portfolio investment expressed in U.S. dollars.

      For  example,  a  Fund might use currency-related
derivative instruments to "lock in" a U.S. dollar price
for  a portfolio investment, thereby enabling the  Fund
to  protect  itself against a possible  loss  resulting
from an adverse change in the relationship between  the
U.S. dollar and the subject foreign currency during the
period  between the date the security is  purchased  or
sold and the date on which payment is made or received.
A  Fund  also  might  use  currency-related  derivative
instruments  when  the  Subadviser  believes  that  one
currency may experience a substantial movement  against
another currency, including the U.S. dollar, and it may
use currency-related derivative instruments to sell  or
buy   the   amount  of  the  former  foreign  currency,
approximating  the value of some or all of  the  Fund's
portfolio   securities  denominated  in  such   foreign
currency.  Alternatively, where appropriate, a Fund may
use  currency-related derivative instruments  to  hedge
all  or  part of its foreign currency exposure  through
the  use  of a basket of currencies or a proxy currency
where  such currency or currencies act as an  effective
proxy  for  other currencies.  The use of  this  basket
hedging  technique may be more efficient and economical
than   using   separate   currency-related   derivative
instruments  for  each currency exposure  held  by  the
Fund.     Furthermore,   currency-related    derivative
instruments may be used for short hedges - for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

      In  addition,  a  Fund may use a currency-related
derivative  instrument  to shift  exposure  to  foreign
currency  fluctuations  from  one  foreign  country  to
another  foreign country where the Subadviser  believes
that  the  foreign  currency  exposure  purchased  will
appreciate relative to the U.S. dollar and thus  better
protect  the Fund against the
expected decline  in  the
foreign currency exposure sold.  For example, if a Fund
owns  securities denominated in a foreign currency  and
the Subadviser believes that currency will decline,  it
might  enter  into  a  forward  contract  to  sell   an
appropriate amount of the first foreign currency,  with
payment  to  be made in a second foreign currency  that
the  Subadviser believes would better protect the  Fund
against the decline in the first security than would  a
U.S.  dollar exposure.  Hedging transactions  that  use
two  foreign  currencies are sometimes referred  to  as
"cross  hedges."  The effective use of currency-related
derivative  instruments by a Fund in a cross  hedge  is
dependent upon a correlation between price movements of
the   two   currency  instruments  and  the  underlying
security  involved,  and  the  use  of  two  currencies
magnifies the risk that movements in the price  of  one
instrument   may   not  correlate  or   may   correlate
unfavorably  with  the foreign currency  being  hedged.
Such  a  lack of correlation might occur due to factors
unrelated to the value of the currency instruments used
or  investments  being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.

     A Fund also might seek to hedge against changes in
the  value  of  a particular currency when  no  hedging
instruments  on  that currency are  available  or  such
hedging  instruments  are more expensive  than  certain
other hedging instruments.  In such cases, the Fund may
hedge  against  price  movements in  that  currency  by
entering   into   transactions  using  currency-related
derivative instruments on another foreign currency or a
basket   of   currencies,  the  values  of  which   the
Subadviser believes will have a high degree of positive correlation to the value of the currency being hedged.
The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments
by  a  Fund involves a number of risks.  The  value  of
currency-related derivative instruments depends on  the
value  of the underlying currency relative to the  U.S.
dollar.     Because   foreign   currency   transactions
occurring   in  the  interbank  market  might   involve
substantially larger amounts than those involved in the
use  of  such derivative instruments, a Fund  could  be
disadvantaged by having to deal in the odd  lot  market
(generally consisting of transactions of less  than  $1
million) for the underlying foreign currencies at prices that are less favorable than for round lots
(generally consisting of transactions of greater than $1 million).

      There  is  no systematic reporting of  last  sale
information   for   currencies   or   any    regulatory
requirement  that quotations available through  dealers
or  other market sources be firm or revised on a timely
basis.     Quotation    information    generally     is
representative  of  very  large  transactions  in   the
interbank  market  and thus might not  reflect  odd-lot
transactions where rates might be less favorable.   The
interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

      Settlement  of  transactions in  currency-related
derivative instruments might be required to take  place
within  the  country  issuing the underlying  currency.
Thus,  a  Fund  might be required  to  accept  or  make
delivery   of   the  underlying  foreign  currency   in
accordance   with  any  U.S.  or  foreign   regulations
regarding   the   maintenance   of   foreign    banking
arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When a Fund engages in a transaction in a currency-
related  derivative  instrument,  it  relies   on   the
counterparty to make or take delivery of the underlying
currency  at the maturity of the contract or  otherwise
complete  the contract.  In other words, the Fund  will
be subject to the risk that it may sustain a loss as  a
result  of  the failure of the counterparty  to  comply
with  the  terms of the transaction.  The  counterparty
risk  for exchange-traded instruments is generally less
than   for   privately-negotiated   or   OTC   currency
instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.
The Funds will enter into transactions in currency-related derivative instruments only with counterparties that the Subadviser reasonably believes are capable of performing under the contract.

       Purchasers   and   sellers  of  currency-related
derivative   instruments  may  enter  into   offsetting
closing   transactions   by  selling   or   purchasing,
respectively, an instrument identical to the instrument
purchased or sold.  Secondary markets generally do  not
exist  for forward currency contracts, with the  result
that  closing transactions generally can  be  made  for
forward currency contracts only by negotiating directly
with the counterparty.  Thus, there can be no assurance
that  a  Fund  will, in fact, be able to  close  out  a
forward  currency  contract  (or  any  other  currency-
related  derivative instrument) at  a  time  and  price
favorable  to the Fund.  In addition, in the  event  of
insolvency of the counterparty, a Fund might be  unable
to  close  out a forward currency contract at any  time
prior  to  maturity.  In the case of an exchange-traded
instrument,  a Fund will be able to close the  position
out only on an exchange which provides a market for the
instruments.   The ability to establish and  close  out
positions  on an exchange is subject to the maintenance
of  a liquid market, and there can be no assurance that
a  liquid market will exist for any instrument  at  any
specific  time.   In the case of a privately-negotiated
instrument, a Fund will be able to realize the value of
the   instrument  only  by  entering  into  a   closing
transaction  with the issuer or finding a  third  party
buyer  for the instrument.  While the Funds will  enter
into   privately-negotiated  transactions   only   with
entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Funds will, in fact, be able to enter into such closing transactions.

       The   precise   matching   of   currency-related
derivative  instrument amounts and  the  value  of  the
portfolio  securities involved generally  will  not  be
possible because the value of such securities, measured
in the foreign currency, will change after the currency-
related   derivative  instrument  position   has   been
established.   Thus, a Fund might need to  purchase  or
sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      Permissible foreign currency options will include
options  traded primarily in the OTC market.   Although
options  on foreign currencies are traded primarily  in
the  OTC  market, the Funds will normally  purchase  or
sell  OTC  options on foreign currency  only  when  the
Subadviser  reasonably  believes  a  liquid   secondary
market will exist for a particular option at any specific time.

      There will be a cost to the Funds of engaging  in
transactions in currency-related derivative instruments
that  will  vary with factors such as the  contract  or
currency  involved, the length of the  contract  period
and  the  market  conditions then prevailing.   A  Fund
using  these  instruments may have  to  pay  a  fee  or
commission  or,  in  cases where  the  instruments  are
entered  into  on  a principal basis, foreign  exchange
dealers  or other counterparties will realize a  profit
based  on the difference ("spread") between the  prices
at   which   they   are  buying  and  selling   various
currencies. Thus, for example, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      When  required by the SEC guidelines,  the  Funds
will  set aside permissible liquid assets in segregated
accounts  or otherwise cover their respective potential
obligations    under    currency-related    derivatives
instruments. To the extent a Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of a Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

       The   Subadviser's  decision  to  engage  in   a
transaction in a particular currency-related derivative
instrument will reflect the Subadviser's judgment  that
the  transaction will provide value to the Fund and its
shareholders   and  is  consistent  with   the   Fund's
objectives  and policies.  In making such  a  judgment,
the  Subadviser will analyze the benefits and risks  of
the  transaction and weigh them in the context  of  the
Fund's   entire   portfolio   and   objectives.     The
effectiveness  of any transaction in a currency-related
derivative  instrument is dependent  on  a  variety  of
factors,  including the Subadviser's skill in analyzing
and  predicting currency values and upon a  correlation
between price movements of the currency instrument  and
the  underlying  security.  There  might  be  imperfect
correlation,  or  even  no correlation,  between  price
movements  of  an  instrument and  price  movements  of
investments  being hedged.  Such a
lack of  correlation
might  occur due to factors unrelated to the  value  of
the  investments being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.  In addition, a Fund's  use  of
currency-related  derivative  instruments   is   always
subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

      The Funds' dealing in currency-related derivative
instruments   will   generally  be   limited   to   the
transactions  described  above.   However,  the   Funds
reserve  the  right to use currency-related derivatives
instruments for different purposes and under  different
circumstances.  Of course, the Funds are  not  required
to  use  currency-related derivatives  instruments  and
will  not  do  so  unless  deemed  appropriate  by  the
Subadviser.    It should also be realized that  use  of
these   instruments  does  not  eliminate,  or  protect
against, price movements in the Funds' securities  that
are  attributable to other (i.e., non-currency related)
causes.   Moreover,  while the use of  currency-related
derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

       Swap  Agreements.   The  Funds  may  enter  into
interest rate, securities index, commodity, or security
and  currency  exchange rate swap  agreements  for  any
lawful  purpose consistent with each Fund's  investment
objective,  such  as for the purpose of  attempting  to
obtain  or  preserve  a particular  desired  return  or
spread at a lower cost to the Fund than if the Fund had
invested  directly in an instrument that  yielded  that
desired  return  or spread.  The Funds may  also  enter
into  swaps in order to protect against an increase  in
the  price of, or the currency exchange rate applicable
to,  securities  that the particular  Fund  anticipates
purchasing at a later date.  Swap agreements  are  two-
party contracts entered into primarily by institutional
investors  for  periods ranging from  a  few  weeks  to
several  years.  In a standard "swap" transaction,  two
parties agree to exchange the returns (or differentials
in  rates  of return) earned or realized on  particular
predetermined  investments or instruments.   The  gross
returns  to  be  exchanged  or  "swapped"  between  the
parties  are  calculated with respect  to  a  "notional
amount," i.e., the return on or increase in value of  a
particular  dollar  amount  invested  at  a  particular
interest rate, in a particular foreign currency, or  in
a  "basket"  of  securities representing  a  particular
index.  Swap agreements may include interest rate caps,
under  which, in return for a premium, one party agrees
to  make  payments  to the other  to  the  extent  that
interest  rates  exceed  a specified  rate,  or  "cap;"
interest  rate  floors, under which, in  return  for  a
premium, one party agrees to make payments to the other
to  the  extent  that  interest  rates  fall  below   a
specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is the
agreed upon basis for calculating the obligations  that
the  parties  to  a  swap  agreement  have  agreed   to
exchange.  Under most swap agreements entered into by a
Fund, the obligations of the parties would be exchanged
on  a  "net  basis."  Consequently, a Fund's obligation
(or  rights)  under a swap agreement will generally  be
equal  only  to the net amount to be paid  or  received
under the agreement based on the relative values of the
positions held by each party to the agreement (the "net
amount").   A Fund's obligation under a swap  agreement
will  be accrued daily (offset against amounts owed  to
the  Fund) and any accrued but unpaid net amounts  owed
to   a  swap  counterparty  will  be  covered  by   the
maintenance   of   a   segregated   account   generally
consisting of liquid assets.

      Whether a Fund's use of swap agreements  will  be
successful in furthering its investment objective  will
depend, in part, on the Subadviser's ability to predict
correctly  whether  certain types  of  investments  are
likely   to   produce   greater  returns   than   other
investments.  Swap agreements may be considered  to  be
illiquid.  Moreover, a Fund bears the risk of  loss  of
the  amount  expected  to  be  received  under  a  swap
agreement in the event of the default or bankruptcy  of
a  swap  agreement counterparty.  Certain  restrictions
imposed  on the Funds by the Internal Revenue Code  may
limit  the Funds' ability to use swap agreements.   The
swaps market is largely unregulated.

      The Funds will enter swap agreements only with counterparties that the Subadviser reasonably believes are capable of performing under the swap agreements.
If there is a default by the other party to such a transaction, a

Fund  will  have  to   rely   on   its
contractual   remedies  (which  may   be   limited   by
bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      Additional Derivative Instruments and Strategies.
In   addition   to   the  derivative  instruments   and
strategies   described  above   and   in   the   Funds'
Prospectus,   the   Subadviser  expects   to   discover
additional derivative instruments and other hedging  or
risk management techniques.  The Subadviser may utilize
these new derivative instruments and techniques to  the
extent   that  they  are  consistent  with   a   Fund's
investment  objective  and  permitted  by  the   Fund's
investment   limitations,   operating   policies,   and
applicable regulatory authorities.

Foreign Securities

      Investing in foreign securities involves a series
of  risks  not present in investing in U.S. securities.
Many of the foreign securities held by a Fund will  not
be  registered  with  the SEC,  nor  will  the  foreign
issuers  be  subject  to  SEC  reporting  requirements.
Accordingly,  there  may  be  less  publicly  available
information  concerning foreign issuers  of  securities
held  by  a  Fund  than  is available  concerning  U.S.
companies.  Disclosure and regulatory standards in many
respects   are   less  stringent  in  emerging   market
countries  than  in the U.S. and other  major  markets.
There  also  may  be  a lower level of  monitoring  and
regulation  of  emerging markets and the activities  of
investors in such markets, and enforcement of  existing
regulations   may   be  extremely   limited.    Foreign
companies, and in particular, companies in smaller  and
emerging  capital markets are not generally subject  to
uniform  accounting,  auditing and financial  reporting
standards,   or   to   other  regulatory   requirements
comparable  to those applicable to U.S.  companies.   A
Fund's net investment income and capital gains from its foreign investment activities may be subject to non-
U.S. withholding on other taxes.

     The costs attributable to foreign investing that a
Fund   must  bear  frequently  are  higher  than  those
attributable   to   domestic   investing;    this    is
particularly  true  with respect  to  emerging  capital
markets.  For example, the cost of maintaining  custody
of  foreign  securities  exceeds  custodian  costs  for
domestic  securities,  and transaction  and  settlement
costs  of foreign investing also frequently are  higher
than  those attributable to domestic investing.   Costs
associated  with the exchange of currencies  also  make
foreign   investing   more  expensive   than   domestic
investing.

      Foreign markets also have different clearance and
settlement  procedures, and in  certain  markets  there
have  been times when settlements have failed  to  keep
pace with the volume of securities transactions, making
it  difficult to conduct such transactions.  Delays  in
settlement  could  result  in  temporary  periods  when
assets of a Fund are uninvested and no return is earned
thereon.   The  inability of a Fund  to  make  intended
security  purchases  due to settlement  problems  could
cause   the  Fund  to  miss  investment  opportunities.
Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Depositary Receipts

      Each  Fund  may invest in foreign  securities  by
purchasing  depositary  receipts,  including   American
Depositary  Receipts  ("ADRs") and European  Depositary
Receipts ("EDRs") or other securities convertible  into
securities  or  issuers  based  in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. Bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar   arrangement.   For  purposes  of   a   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

      ADR  facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices  of  market participants.  A  depositary  may
establish an unsponsored facility without participation
by (or even necessarily the acquiescence of) the issuer
of  the  deposited securities, although  typically  the
depositary requests a letter of non-objection from such
issuer  prior  to  the establishment of  the  facility.
Holders  of  unsponsored ADRs generally  bear  all  the
costs  of  such  facilities.   The  depositary  usually
charges  fees  upon the deposit and withdrawal  of  the
deposited securities, the conversion of dividends  into
U.S. dollars, the disposition of non-cash distribution,
and  the performance of other services.  The depositary
of  an  unsponsored  facility frequently  is  under  no
obligation  to  distribute  shareholder  communications
received from the issuer of the deposited securities or
to pass through voting rights to ADR holders in respect
of  the deposited securities.  Sponsored ADR facilities
are created in generally the same manner as unsponsored
facilities,  except that the issuer  of  the  deposited
securities  enters  into a deposit agreement  with  the
depositary.  The deposit agreement sets out the  rights
and  responsibilities of the issuer, the depositary and
the ADR holders.  With sponsored facilities, the issuer
of the deposited securities generally will bear some of
the  costs  relating to the facility (such as  dividend
payment  fees of the depositary), although ADR  holders
continue  to bear certain other costs (such as  deposit
and   withdrawal  fees).   Under  the  terms  of   most
sponsored   arrangements,   depositories    agree    to
distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Investment Companies

      The  Funds  may invest, to a limited  extent,  in
foreign investment companies.  Some of the countries in
which the Funds invest may not permit direct investment
by  outside  investors.  Investments in such  countries
may  only  be  permitted  through  foreign  government-
approved or -authorized investment vehicles, which  may
include  other investment companies.  In  addition,  it
may be less expensive and more expedient for a Fund  to
invest  in  a foreign investment company in  a  country
which  permits  direct  foreign investment.   Investing
through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Funds do not intend to invest in such investment companies unless, in the judgment of the Subadviser, the potential benefits of such investments justify the payment of any associated fees and expenses.

Warrants

      Each  Fund may invest in warrants, valued at  the
lower  of cost or market value, if, after giving effect
thereto,  not  more than 5% of its net assets  will  be
invested  in  warrants other than warrants acquired  in
units or attached to other securities.  Of such 5%, not
more  than  2% of a Fund's net assets at  the  time  of
purchase  may  be  invested in warrants  that  are  not
listed on any stock exchange.  Warrants are options  to
purchase  equity securities at a specific price  for  a
specific   period  of  time.   They  do  not  represent
ownership of the securities but only the right  to  buy
them.   Investing in warrants is purely speculative  in
that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box

      Each  Fund may sell securities short against  the
box  to hedge unrealized gains on portfolio securities.
Selling  securities  short  against  the  box  involves
selling a security that a Fund owns or has the right to
acquire,  for  delivery  at a  specified  date  in  the
future.   If a Fund sells securities short against  the
box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

Unseasoned Companies

      The  Funds may not invest more than 5%  of  their
respective total assets in unseasoned companies,  which
are  companies with less than three years of continuous
operation.   While  smaller  companies  generally  have
potential  for rapid growth, they often involve  higher
risks  because  they  lack the  management  experience,
financial   resources,  product   diversification   and
competitive  strengths  of  larger  corporations.    In
addition, in many instances, the securities of  smaller
companies  are  traded  only  over-the-counter  or   on
regional  securities exchanges, and the  frequency  and
volume  of their trading is substantially less than  is
typical of larger companies.  Therefore, the securities
of  these  companies  may  be subject  to  wider  price
fluctuations.  When making large sales, the  Funds  may
have  to sell portfolio holdings of these companies  at
discounts  from  quoted prices or may have  to  make  a
series of smaller sales over an extended period of time
due   to   the   trading  volume  in  smaller   company
securities.

                     DIRECTORS AND OFFICERS

      The  directors  and officers of the  Corporation,
together   with  information  as  to  their   principal
business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk.

     *Richard D. Brace, President and a Director of the
      Corporation.

     Mr.  Brace  was  born in 1942 and  has  served  as
     President,  Secretary  and  a  Director   of   the
     Distributor  since  1995 and as  President  and  a
     Director  of the Adviser since August  1996.   Mr.
     Brace  has  also  served as  President  and  Chief
     Executive Officer of Bracewood Financial Group,  a
     financial and business consulting firm, from  1990
     to   1995;  President  and  a  Director  of  Alpha
     Telecommunications Network, Inc., a long  distance
     telecommunications  service, from  1991  to  1993;
     President  and Chief Executive Officer  of  Alcom,
     Inc. from 1986 to 1990; President and a Partner of
     Creative   Investment  Strategies,  an  investment
     consulting firm, from 1985 to 1986; Regional  Vice
     President  of  the Intercapital Division  of  Dean
     Witter from 1983-1984; and an Account Executive of Merrill Lynch from 1979 to 1982. Mr. Brace holds a Bachelors degree in Accounting and Finance and a MBA from Andrews University. Mr. Brace has been
     President and a Director of the Corporation  since
     August 1996.

     *Donald A. Taylor, Jr., Treasurer, Secretary and a
      Director of the Corporation.

     Mr.  Taylor was born in 1948 and has served  as  a
     Principal  and as the Vice President and Secretary
     of  Financial Operations for the Distributor since
     1995.   Mr.  Taylor also worked  as  a  Counseling
     Coordinator   for  the  Tennessee  Department   of
     Corrections   from  1990  to  1995;   a   Business
     Consultant/Auditor  for The  Advisory  Group  from
     1985 to 1990; an Investigations Assistant for  the
     Federal  Deposit Insurance Corp. from  January  to
     November  1984;  Vice President of Operations  for
     Financial Reserve Corp. from 1979-1983; and  as  a
     Special Agent - Accountant (SAA) for the FBI  from
     1976  to 1979.  Mr. Taylor currently holds an NASD
     Financial  Operations Principal (FINOP) Series  27
     License,  a  State  of Tennessee Criminal  Justice
     Vocational  Teaching  License  and  a   State   of
     Kentucky  Surface  Mine  Foreman's  License.   Mr.
     Taylor  received his Bachelors degree in  Business
     Administration,  Accounting  and  Marketing   from
     Miami  University.  Mr. Taylor has been Treasurer,
     Secretary and a Director of the Corporation  since
     August 1996.

     James R. Harrison, a Director of the Corporation.

     Mr. Harrison was born in 1939 and since June 1996,
     has  been  responsible for sales and marketing  of
     foreign   exchange  services   for   Travelex,   a
     corporate  foreign exchange service.   Previously,
     from  1994  to 1996,

     Mr. Harrison served  as  Vice
     President of The Selbst Group, a regional marketer
     of  training  programs  for banks  and  securities
     firms;  from 1992 to 1994, he worked as a regional
     sales manager for Knight Ridder, Inc., a financial
     printer;  and  from 1991 to 1992 he  served  as  a
     regional  representative of First Union Bank.   In
     addition,  Mr.  Harrison has  held  a  variety  of
     positions  with the following entities in  his  15
     years    of   financial   and   management   sales
     experience:   Telerate (Dow Jones); The  Financial
     Group;  National  Investment  Distributors;   J.C.
     Bradford  & Co.; and IDS.  Mr. Harrison  currently
     holds  insurance  and  real  estate  licenses   in
     several  states as well as Series  7,  63  and  24
     securities  licenses.  Mr. Harrison is  a  retired
     U.S.  Army Lieutenant Colonel, serving three tours
     of  duty  in Vietnam as an Airborne Ranger,  Green
     Beret.   Mr. Harrison earned his Bachelors  degree
     in  Criminal Justice at the University of Nebraska
     with  minors  in  Business  and  Sociology.    Mr.
     Harrison has been a Director of the Corporation since August 1996.

     [Add 2 disinterested directors]

     The address of Messrs. Brace and Taylor is 4901 NW
17th  Way,  Suite 407, Fort Lauderdale, Florida  33309.
Mr.  Harrison's address is 4937 Montford Court, Duluth,
Georgia 30136.

      As  of ____________, 1996, officers and directors
of  the Corporation beneficially owned ______ shares of
common  stock  or  ____%  of  the  Income  Fund's  then
outstanding  shares,  ___% of the Total  Return  Fund's
then  outstanding shares, and ___% of the Growth Fund's
then outstanding shares.  Directors and officers of the
Corporation   who   are   also   officers,   directors,
employees, or shareholders of the Adviser or Subadviser do not receive any remuneration from any of the Funds for serving as directors or officers.

      The following table provides information relating to compensation paid to directors of the Corporation for their services as such(1):

     Name                   Cash             Other           Total
                        Compensation(2)   Compensation

Richard D. Brace             $0                $0             $0

Donald A. Taylor, Jr.        $0                $0             $0

James R. Harrison            $5,000            $0             $5,000

[           ]                $5,000            $0             $5,000

[           ]                $5,000            $0             $5,000


All directors as a group     $15,000           $0             $15,000
(5 persons)
__________

(1)The amounts indicated are estimates of amounts to be paid by the Corporation during its first fiscal year.

(2)Each  director  who  is  not deemed  an  "interested
   person"  as  defined in the 1940 Act,  will  receive
   $500  for  each Board of Directors meeting  attended
   by  such  person,  plus  a $3,000  per  fiscal  year
   stipend.    The   Board  anticipates  holding   four
   meetings during fiscal 1997. Thus, each director described above is entitled to $5,000 during such time period from the Corporation.


                     PRINCIPAL SHAREHOLDERS

      As of _______, 1996, the following persons owned of record or are known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of each Fund:

     Name and Address         Fund           No. Shares        Percentage





      As   of  _________,  1996,  __________  owned   a
controlling interest in the Corporation. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Corporation.


               INVESTMENT ADVISER AND SUBADVISER

     AMquest  Advisers,  Inc. (the  "Adviser")  is  the
investment  adviser to the Funds.   The  Adviser  is  a
wholly owned subsidiary of AMquest International  Ltd.,
a Nevada corporation, which is indirectly controlled by
David   Morgenstern.   A  brief  description   of   the
investment advisory agreement entered into between  the
Adviser  and  the Corporation, on behalf of  the  Funds
(the  "Advisory  Agreement"),  is  set  forth  in   the
Prospectus under "Fund Organization and Management."

       The   Advisory   Agreement,   which   is   dated
____________________, 1996, has an initial term of  two
years   and  thereafter  is  required  to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a  majority of  each  of  the  Fund's
outstanding voting securities (as defined in  the  1940
Act).  Each annual renewal must also be approved by the
vote  of a majority of the Corporation's directors  who
are not parties to the Advisory Agreement or interested
persons  of any such party, cast in person at a meeting
called for the purpose of voting on such approval.  The
Advisory  Agreement  was approved  by  the  vote  of  a
majority  of  the Corporation's directors who  are  not
parties to the Advisory Agreement or interested persons
of  any  such party on _____________, 1996 and  by  the
initial  shareholders of each Fund  on  ______________,
1996.   The  Advisory  Agreement is terminable  without
penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of each of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.

     Under  the  terms of the Advisory  Agreement,  the
Adviser   supervises  the  management  of  the   Funds'
investments  and  business  affairs,  subject  to   the
supervision  of the Corporation's Board  of  Directors.
At  its expense, the Adviser provides office space  and
all   necessary   office  facilities,   equipment   and
personnel for supervising the investments of the Funds.
As  compensation for its services, the Income Fund pays
to  the  Adviser a monthly advisory fee at  the  annual
rate  of  0.75%  of its average daily net  assets;  the
Total  Return  Fund  pays  to  the  Adviser  a  monthly
advisory fee at the annual rate of 1.00% of its average
daily  net  assets; and the Growth  Fund  pays  to  the
Adviser  a monthly advisory fee at the annual  rate  of
1.00%  of  its average daily net assets.  The  advisory
fee  is  accrued daily and paid monthly.  From time  to
time,  the  Adviser  may voluntarily  waive  all  or  a
portion  of its management fee for one or more  of  the
Funds.   The organizational expenses of each Fund  were
advanced by the Adviser and will be reimbursed  by  the
Funds  over  a period of not more than 60 months.   The
organizational expenses were approximately $20,000 for the Income Fund, $20,000 for the Total Return Fund, and
$20,000 for the Growth Fund.

     The  Advisory  Agreement requires the  Adviser  to
reimburse the Funds in the event that the expenses  and
charges payable by the Funds in any fiscal year  exceed
those  set forth in any statutory or regulatory formula
applicable  to  the  Funds,  in  accordance  with   the
applicable   statutory  or  regulatory   formula.    In
addition, the Adviser has agreed that until the earlier of the end of the first 12 months of operations of the Funds or the date upon which the Funds' aggregate net assets exceed $30 million, the Adviser will waive its fees and/or reimburse each Fund's respective operating expenses to the extent necessary to ensure that no Fund's total operating expenses exceed 2.75% of its average daily net assets, and any reimbursement of expenses will be made on a monthly basis and will be paid to the Funds by reduction of the Adviser's fee, subject to later adjustment, month by month, for the remainder of the Funds' fiscal year. The Adviser may from time to time voluntarily absorb expenses for the Funds in addition to the reimbursement of expenses as described above.

     The  Adviser  has entered into an agreement  dated
_____________, 1996 (the "Subadvisory Agreement")  with
Tocqueville  Asset  Management L.P. (the  "Subadviser")
under  which  the  Subadviser  serves  as  each  Fund's
portfolio   manager  and,  subject  to  the   Adviser's
supervision, manages the Funds' portfolio assets.   The
Subadviser is controlled by Francois D. Sicart.   Under
the Subadvisory Agreement, the Subadviser receives from the Adviser a subadvisory fee at the annual rate of 0.40% of the Income Fund's average daily net assets, 0.50% of the Total Return Fund's average daily net assets and 0.50% of the Growth Fund's average daily net assets. The subadvisory fee is accrued daily and paid monthly.

                FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory and Subadvisory Agreement,  the
Subadviser,  in  its  capacity as day-to-day  portfolio
manager,  is responsible for decisions to buy and  sell
securities for the Funds and for the placement  of  the
Funds' securities business, the negotiation of the
commissions to  be paid on such transactions and the
allocation  of portfolio   brokerage  and  principal
business.    The Subadviser  seeks  the  best  execution
at the best security price available with respect to each
transaction,  in  light  of  the  overall  quality   of
brokerage  and  research services provided.   The  best
price  to  the  Funds means the best net price  without
regard  to  the mix between purchase or sale price  and
commission,  if  any.   Purchases  may  be  made   from
underwriters,   dealers  and,  on  occasion,   issuers.
Commissions  will  be paid on the  Funds'  futures  and
options  transactions.  The purchase price of portfolio
securities purchased from an underwriter or dealer  may
include  underwriting commissions and  dealer  spreads.
The  Funds  may pay mark-ups on principal transactions.
In   selecting   broker-dealers  and   in   negotiating
commissions,  the  Subadviser  considers   the   firm's
reliability, the quality of its execution services on a
continuing   basis   and   its   financial   condition.
Brokerage will not be allocated based on the sale of a Fund's shares.

     As noted in the Prospectus under the heading "Fund
Organization  and Management - Portfolio Transactions,"
pursuant  to  guidelines adopted by  the  Corporation's
Board  of  Directors and in accordance with SEC  rules,
the Distributor and/or Tocqueville Securities, Inc., an
affiliated     broker/dealer    of    the    Subadviser
("Tocqueville Securities"), may serve as brokers to the
Funds;  however,  in  order  for  the  Distributor   or
Tocqueville   Securities  to   effect   any   portfolio
transactions   for  the  Funds  on  an  exchange,   the
commissions, fees or other remuneration received by the
Distributor   or   Tocqueville   Securities   must   be
reasonable  and fair compared to the commissions,  fees
or   other  remuneration  paid  to  other  brokers   in
connection   with  comparable  transactions   involving
similar  securities  being purchased  or  sold  on  any
exchange  during  a comparable period  of  time.   This
standard   allows   the  Distributor  and   Tocqueville
Securities  to  receive no more than  the  remuneration
which   would  be  expected  to  be  received   by   an
unaffiliated broker in a commensurate arm's-length transaction.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as  amended,  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

     In  selecting  brokers, the  Subadviser  considers
investment  and market information and other  research,
such    as   economic,   securities   and   performance
measurement research provided by such brokers  and  the
quality   and   reliability  of   brokerage   services,
including   execution   capability,   performance   and
financial responsibility.  Accordingly, the commissions
charged  by  any  such broker may be greater  than  the
amount  another  firm might charge  if  the  Subadviser
determines  in  good  faith that  the  amount  of  such
commissions is reasonable in relation to the  value  of
the   research   information  and  brokerage   services
provided  by such broker to the Funds.  The  Subadviser
believes that the research information received in this
manner   provides   the   Funds   with   benefits    by
supplementing the research otherwise available  to  the
Funds.  Such higher commissions will not be paid by the
Funds  unless  (a)  the Subadviser determines
in  good faith that the amount is reasonable in relation
to the services in terms of the particular transaction or
in terms of the Subadviser's overall responsibilities with
respect  to  the accounts, including the Funds,  as  to
which  it  exercises  investment discretion;  (b)  such
payment  is  made in compliance with the provisions  of
Section  28(e) and other applicable state  and  federal
laws;  and  (c)  in the opinion of the Subadviser,  the
total  commissions paid by the Funds will be reasonable
in  relation to the benefits to the Funds over the long
term.   The investment advisory fees paid by the  Funds
are not reduced as a result of receipt of research services by the Subadviser.

     The  Subadviser places portfolio transactions  for
other  advisory  accounts managed  by  the  Subadviser.
Research services furnished by firms through which  the
Funds effect their securities transactions may be  used
by the Subadviser in servicing all of its accounts; not
all  of such services may be used by the Subadviser  in
connection with the Funds.  The Subadviser believes  it
is not possible to measure separately the benefits from
research  services  to each of the accounts  (including
the  Funds)  managed  by it.  Because  the  volume  and
nature  of  the trading activities of the accounts  are
not  uniform,  the amount of commissions in  excess  of
those  charged by another broker paid by  each  account
for   brokerage  and  research  services   will   vary.
However,  the  Subadviser believes such  costs  to  the
Funds  will  not  be disproportionate to  the  benefits
received  by  the  Funds  on a continuing  basis.   The
Subadviser  seeks  to  allocate portfolio  transactions
equitably  whenever concurrent decisions  are  made  to
purchase  or  sell securities by the Funds and  another
advisory account.  In some cases, this procedure  could
have  an  adverse effect on the price or the amount  of
securities  available  to the Funds.   In  making  such
allocations between a Fund and other advisory accounts,
the  main factors considered by the Subadviser are  the
respective investment objectives, the relative size  of
portfolio   holdings   of  the   same   or   comparable
securities, the availability of cash for investment and the size of investment commitments generally held.

     Each Fund anticipates that its annual portfolio turnover rate will not exceed 100%, and is expected to be between 50% and 75%. The annual portfolio turnover rate indicates changes in a Fund's securities holdings;
for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of a Fund's shares.


                           CUSTODIAN

     As  custodian of the Funds' assets, Firstar  Trust
Company ("Firstar"), Mutual Fund Services, Third Floor,
615 East Michigan Street, Milwaukee, Wisconsin 53202, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Corporation.


          TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar  also acts as transfer agent and dividend-
disbursing agent for the Funds.  Firstar is compensated
based on an annual fee per open account of $16 (subject
to a  minimum annual fee of $44,000) plus out-of-pocket
expenses,  such  as  postage and printing  expenses  in
connection  with  shareholder communications.   Firstar
also receives an annual fee per closed account of $16.

              DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

       Under    a    distribution    agreement    dated
______________,  1996  (the "Distribution  Agreement"),
the  Distributor acts as principal distributor  of  the
Funds'  shares.   The  Distribution Agreement  provides
that  the  Distributor will use  its  best  efforts  to
distribute the Funds' shares, which shares are  offered
for  sale by the Funds continuously at net asset  value
per  share plus a maximum initial sales charge of 4.50%
of  the offering price.  No sales charge is imposed  on
the  reinvestment of dividends or capital gains  or  on
exchanges  between Funds.  Certain other exceptions  to
the imposition of this sales charge apply, as discussed
more fully in the Prospectus under the heading "How  To
Purchase  Shares." These exceptions are made  available
because  minimal  or no sales effort is  required  with
respect  to  the categories of investors  so  excepted.
Also  discussed  in  the  Prospectus  under  that  same
heading are certain reduced sales charge plans that are
made  available  with  respect  to  purchases  of  Fund
shares.   Pursuant  to  the terms of  the  Distribution
Agreement, the Distributor bears the costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of Fund shares.
Certain of theses expenses may be reimbursed pursuant to the terms of the distribution plan discussed below.

Distribution Plan

     The  Corporation,  on behalf  of  the  Funds,  has
adopted  a plan pursuant to Rule 12b-1 under  the  1940
Act   (the  "Plan"),  which  requires  it  to  pay  the
Distributor,   in   its  capacity  as   the   principal
distributor of Fund shares, a distribution fee of up to
0.25%  per  annum  of  each Fund's  average  daily  net
assets.   Under the terms of the Plan, the  Distributor
is authorized to, in turn, pay all or a portion of this
fee to any securities dealer, financial institution  or
any   other   person  (the  "Recipient")  who   renders
assistance  in distributing or promoting  the  sale  of
Fund  shares pursuant to a written agreement (the "Rule
12b-1  Related Agreement").  To the extent such fee  is
not  paid to such persons, the Distributor may use  the
fee  for  its  own  distribution expenses  incurred  in
connection with the sale of Fund shares.  A form of the
12b-1  Related  Agreement referred to  above  has  been
approved  by a majority of the Board of Directors,  and
of  the  members  of the Board who are not  "interested
persons"  of the Funds as defined in the 1940  Act  and
who  have  no direct or indirect financial interest  in
the  operation  of the Plan or any Rule  12b-1  Related
Agreement   (the   "Disinterested  Directors")   voting
separately.   Accordingly, the  Distributor  may  enter
into  Rule  12b-1  Related Agreements  with  securities
dealers,   financial  institutions  or  other   persons
without further Board approval.

     Pursuant to the terms of the Plan, payment of  the
distribution  fee  is to be made quarterly,  within  30
days  after the close of the quarter for which the  fee
is  payable,  upon  the Distributor forwarding  to  the
Board  of  Directors a written report  of  all  amounts
expensed pursuant to the Plan; provided, however,  that
the  aggregate payments by a Fund under the Plan in any
month  to  the Distributor and all Recipients  may  not
exceed 0.25% of the Fund's average net assets for  that
quarter; and provided further that no fee may  be  paid
in  excess of the distribution expenses as set forth in
the  quarterly written report.  Thus, the Plan does not
provide  for  the  payment  of  distribution  fees   in
subsequent periods that relate to expenses incurred in prior quarters.

     From  time to time, the Distributor may engage  in
activities which jointly promote the sale of shares  of
one or more of the Funds, the costs of which may not be
readily  identifiable  as  related  to  any  one  Fund.
Generally,   the   expenses   attributable   to   joint
distribution activities will be allocated among each Fund on the basis of its respective net assets, although the Board of Directors may allocate expenses in any other manner it deems fair and equitable.

     The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1
Related Agreement, may be terminated with respect to any Fund at any time, without penalty, by vote of a majority of the outstanding voting securities of such Fund, or by vote of a majority of Disinterested
Directors (on not more than sixty (60) days' written notice in the case of the Rule 12b-1 Related Agreement only).

Anticipated Benefits to the Funds

     The Board considered various factors in connection
with its decision to approve the Plan, including:   (a)
the  nature and causes of the circumstances which  make
implementation  of the Plan necessary and  appropriate;
(b)  the  way  in  which the Plan would  address  those
circumstances,  including  the  nature  and   potential
amount   of  expenditures;  (c)  the  nature   of   the
anticipated  benefits;  (d)  the  merits  of   possible
alternative  plans  or  pricing  structures;  (e)   the
relationship of the Plan to other distribution efforts of the Funds, including the 4.50% front-end sales load;
and (f) the possible benefits of the Plan to any other person relative to those of the Funds.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act,  the  Board  determined, in the  exercise  of  its
business judgment, that the Plan was reasonably  likely
to  benefit the Funds and their respective shareholders
in   at   least   one   or  several   potential   ways.
Specifically, the Board concluded that the Distributor and any Recipients operating under Rule 12b-1 Related
Agreements would have little or no incentive to incur promotional expenses on behalf of a Fund if a Rule
12b-1 Plan were not in place to reimburse them, thus making the adoption of such Plan important to the initial success and thereafter, continued viability of the Funds. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares.

    While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Funds, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.


                             TAXES

     Each Fund will be treated as a separate entity for
federal income tax purposes since the Tax Reform Act of
1986  requires that all portfolios of a series fund  be
treated  as  separate taxpayers.   As  indicated  under
"Dividends,  Capital  Gains  Distributions,   and   Tax
Treatment"  in  the Prospectus, each  Fund  intends  to
qualify  annually  as a "regulated investment  company"
under  the  Code.  This qualification does not  involve
government   supervision  of  the   Funds'   management
practices or policies.

     A dividend or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.


                DETERMINATION OF NET ASSET VALUE

     As  set  forth  in the Prospectus under  the  same
caption, the net asset value of each of the Funds  will
be  determined as of the close of trading on  each  day
the  New  York Stock Exchange (the "NYSE") is open  for
trading.  The Funds do not determine net asset value on
days the NYSE is closed and at other times described in
the  Prospectus.  The NYSE is closed on New Year's Day,
President's    Day,   Good   Friday,   Memorial    Day,
Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas   Day.    Additionally,   if   any   of   the
aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                      SHAREHOLDER MEETINGS

      Maryland   law   permits  registered   investment
companies, such as the Corporation, to operate  without
an  annual  meeting  of  shareholders  under  specified
circumstances if an annual meeting is not  required  by
the   1940  Act.   The  Corporation  has  adopted   the
appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

     The  Corporation's Bylaws also contain  procedures
for  the  removal of directors by shareholders  of  the
Corporation.   At  any  meeting of  shareholders,  duly
called   and   at  which  a  quorum  is  present,   the
shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

     Upon  the written request of the holders of shares
entitled to not less than ten percent (10%) of all  the
votes  entitled  to  be  cast  at  such  meeting,   the
Secretary  of  the Corporation shall  promptly  call  a
special  meeting  of shareholders for  the  purpose  of
voting  upon  the question of removal of any  director.
Whenever  ten or more shareholders of record  who  have
been such for at least six months preceding the date of
application,  and  who  hold in  the  aggregate  either
shares having a net asset value of at least $25,000  or
at  least  one  percent (1%) of the  total  outstanding
shares,   whichever  is  less,  shall  apply   to   the
Corporation's Secretary in writing, stating  that  they
wish to communicate with other shareholders with a view
to   obtaining  signatures  to  request  a  meeting  as
described   above  and  accompanied  by   a   form   of
communication and request which they wish to  transmit,
the  Secretary  shall within five business  days  after
such application either:  (1) afford to such applicants
access  to  a  list of the names and addresses  of  all
shareholders   as  recorded  on  the   books   of   the
Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If  the  Secretary  elects to  follow  the  course
specified  in  clause (2) of the last sentence  of  the
preceding  paragraph, the Secretary, upon  the  written
request of such applicants, accompanied by a tender  of
the  material  to  be  mailed  and  of  the  reasonable
expenses of mailing, shall, with reasonable promptness,
mail  such  material to all shareholders of  record  at
their  addresses as recorded on the books unless within
five  business  days after such tender,  the  Secretary
shall  mail to such applicants and file with  the  SEC,
together  with a copy of the material to be  mailed,  a
written statement signed by at least a majority of  the
Board  of  Directors  to  the  effect  that,  in  their
opinion,   either   such   material   contains   untrue
statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After  opportunity for hearing upon the objections
specified  in the written statement so filed,  the  SEC
may,  and if demanded by the Board of Directors  or  by
such applicants shall, enter an order either sustaining
one  or  more of such objections or refusing to sustain
any  of them.  If the SEC shall enter an order refusing
to  sustain  any of such objections, or if,  after  the
entry  of  an  order sustaining one  or  more  of  such
objections,  the  SEC  shall  find,  after  notice  and
opportunity   for  hearing,  that  all  objections   so
sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


                    PERFORMANCE INFORMATION

     As described in the "Fund Performance" section  of
the    Funds'   Prospectus,   the   Funds'   historical
performance  or  return may be shown  in  the  form  of
various  performance figures.  The  Funds'  performance
figures  are based upon
historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Funds'  performance   include
general market conditions, operating expenses, and investment management.

Total Return

     The average annual total return of each Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)n = ERV

       P  =  a  hypothetical  initial payment of $1,000.
       T  =  average  annual  total return.
       n  =  number of years.
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Fund's shares on the  first
day  of the period and computing the "ending value"  of
that  investment at the end of the period.   The  total
return percentage is then determined by subtracting the
initial  investment from the ending value and  dividing
the  remainder by the initial investment and expressing
the  result as a percentage.  The calculation  reflects
the  deduction of the maximum initial sales charge  and
assumes  that  all income and capital  gains  dividends
paid  by  a Fund have been reinvested at the net  asset
value of the Fund on the reinvestment dates during  the
period.   Total  return  may  also  be  shown  as   the
increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between
these factors and their contributions to total return.

Yield

    Yield is computed in accordance with a standardized
method  prescribed  by rules of the  SEC.   Under  that
method, the current yield quotation for a Fund is based on a one month or 30-day period. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:

                YIELD=2[(a-b +1)6-1]
                         cd

Where:   a = dividends  and  interest   earned during the period.
         b = expenses accrued for the period (net of reimbursements). c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d = the maximum offering price per share on the last day of the period.

     The calculation of yield reflects the deduction of the maximum initial sales charge imposed on purchases of Fund shares.

Volatility

     Occasionally statistics may be used to  specify  a
Fund's  volatility or risk.  Measures of volatility  or
risk  are generally used to compare a Fund's net  asset
value  or performance relative to a market index.   One
measure  of volatility is beta.  Beta is the volatility
of  a  Fund relative to the total market as represented
by  the  Standard & Poor's 500 Stock Index.  A beta  of
more  than 1.00 indicates volatility greater  than  the
market,   and  a  beta  of  less  than  1.00  indicates
volatility  less than the market.  Another  measure  of
volatility  or  risk  is standard deviation.   Standard
deviation  is used to measure variability of net  asset
value  or  total  return  around  an  average,  over  a
specified period of time.  The premise is that  greater
volatility   connotes  greater   risk   undertaken   in
achieving performance.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Funds' performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.

    Evaluations of Fund performance made by independent
sources  may also be used in advertisements  concerning
the  Funds,  including reprints of or selections  from,
editorials  or articles about the Funds.   Sources  for
Fund  performance  and articles  about  the  Funds  may
include    publications   such   as   Money,    Forbes,
Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The  Funds may compare their performance to a wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter  Composite  Index,  the  Russell  2500
Index  and the Lehman Aggregate Bond Index.  There  are
differences  and  similarities between the  investments
that  the  Funds  may  purchase  for  their  respective
portfolios  and  the  investments  measured  by   these
indices.

      Investors   may  want  to  compare   the   Funds'
performance to that of certificates of deposit  offered
by    banks    and   other   depository   institutions.
Certificates  of  deposit may offer fixed  or  variable
interest rates and principal is guaranteed and  may  be
insured.   Withdrawal of the deposits prior to maturity
normally  will be subject to a penalty.  Rates  offered
by  banks and other depository institutions are subject
to   change  at  any  time  specified  by  the  issuing
institution.   Investors  may  also  want  to   compare
performance of the Funds to that of money market funds.
Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


                    INDEPENDENT ACCOUNTANTS

     Price  Waterhouse  LLP, 100 E.  Wisconsin  Avenue,
Milwaukee, Wisconsin 53202, have been selected as the independent accountants for the Funds.

                     FINANCIAL STATEMENTS

     The following financial statements of each of the Funds are contained herein:

         (a)  Report of Independent Accountants.

         (b)  Statement of Assets and Liabilities.

         (c)  Notes to Statement of Assets and Liabilities.

                     APPENDIX

                   BOND RATINGS


          Standard & Poor's Debt Ratings

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

          1.    Likelihood of default --  capacity  and
          willingness of the obligor as to  the  timely
          payment  of      interest  and  repayment  of
          principal in accordance with the terms of the obligation;

            2.Nature   of   and   provisions   of   the
            obligation; and

            3.Protection  afforded  by,  and   relative
            position  of, the obligation in  the  event
            of   bankruptcy,  reorganization  or  other
            arrangement  under the laws  of  bankruptcy
            and   other   laws   affecting   creditors'
            rights.

Investment Grade

          AAA   Debt rated 'AAA' has the highest rating
          assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA    Debt  rated  'AA'  has  a  very  strong
          capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

          A     Debt rated 'A' has a strong capacity to
          pay interest and repay principal although  it
          is  somewhat more susceptible to the  adverse
          effects  of  changes  in  circumstances   and
          economic conditions than debt in higher rated categories.

          BBB   Debt rated 'BBB' is regarded as  having
          an  adequate  capacity to  pay  interest  and
          repay   principal.    Whereas   it   normally
          exhibits   adequate  protection   parameters,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade

      Debt  rated  'BB', 'B', 'CCC', 'CC'  and  'C'  is
regarded    as    having   predominantly    speculative
characteristics  with  respect  to  capacity   to   pay
interest and repay principal.  'BB' indicates the least
degree of speculation and 'C' the
highest.  While  such
debt  will  likely  have  some quality  and  protective
characteristics,   these  are   outweighed   by   large
uncertainties  or  major  risk  exposures  to   adverse
conditions.

          BB    Debt  rated  'BB'  has  less  near-term
          vulnerability   to   default    than    other
          speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
          The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

          B      Debt   rated   'B'   has   a   greater
          vulnerability  to default but  currently  has
          the  capacity  to meet interest payments  and
          principal   repayments.   Adverse   business,
          financial or economic conditions will  likely
          impair   capacity  or  willingness   to   pay
          interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

          CCC    Debt   rated  'CCC'  has  a  currently
          identifiable vulnerability to default, and is
          dependent upon favorable business, financial,
          and   economic  conditions  to  meet   timely
          payment   of   interest  and   repayment   of
          principal.  In the event of adverse business,
          financial, or economic conditions, it is  not
          likely  to have the capacity to pay  interest
          and   repay  principal.   The  'CCC'   rating
          category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

          CC    Debt rated 'CC' typically is applied to
          debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

          C     Debt rated 'C' typically is applied  to
          debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          CI    The  rating 'CI' is reserved for income
          bonds on which no interest is being paid.

          D     Debt  rated 'D' is in payment  default.
          The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


            Moody's Long-Term Debt Ratings

          Aaa   -     Bonds  which are  rated  Aaa  are
          judged to be of the best quality.  They carry
          the  smallest degree of investment  risk  and
          are  generally  referred to as "gilt  edged".
          Interest payments are protected by a large or
          by   an   exceptionally  stable  margin   and
          principal  is  secure.   While  the   various
          protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa  - Bonds which are rated Aa are judged  to
          be   of   high   quality  by  all  standards.
          Together  with  the Aaa group  they  comprise
          what are generally known as high grade bonds.
          They  are  rated  lower than the  best  bonds
          because margins of protection may not  be  as
          large as in Aaa securities or fluctuation  of
          protective   elements  may  be   of   greater
          amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

          A  -   Bonds  which are rated A possess  many
          favorable investment attributes and are to be
          considered as upper-medium grade obligations.
          Factors  giving  security  to  principal  and
          interest   are   considered   adequate,   but
          elements may be present which suggest a susceptibility to impairment some time in the future.

          Baa  -      Bonds  which are  rated  Baa  are
          considered as medium-grade obligations (i.e.,
          they  are neither highly protected nor poorly
          secured).   Interest payments  and  principal
          security appear adequate for the present  but
          certain protective elements may be lacking or
          may be characteristically unreliable over any
          great  length  of  time.   Such  Bonds   lack
          outstanding investment characteristics and in
          fact  have  speculative  characteristics   as
          well.

          Ba  - Bonds which are rated Ba are judged  to
          have   speculative  elements;  their   future
          cannot  be considered as well-assured.  Often
          the  protection  of  interest  and  principal
          payments  may be very moderate,  and  thereby
          not well safeguarded during both good and bad
          times   over  the  future.   Uncertainty   of
          position characterizes Bonds in this class.

          B  -   Bonds which are rated B generally lack
          characteristics of the desirable  investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa  -      Bonds which are rated Caa are  of
          poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C  -   Bonds which are rated C are the lowest
          rated class of bonds, and issues so rated can
          be   regarded   as   having  extremely   poor
          prospects   of   ever  attaining   any   real
          investment standing.


      Fitch Investors Service, Inc. Bond Ratings

      Fitch  investment  grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

       Fitch   ratings  do  not  reflect   any   credit
enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but
not  necessarily  identical credit  quality  since  the
rating   categories   do  not   fully   reflect   small
differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch  ratings are based on information  obtained
from   issuers,  other  obligors,  underwriters,  their
experts,  and  other  sources  Fitch  believes  to   be
reliable.  Fitch does not audit or verify the truth  or
accuracy  of such information.  Ratings may be changed,
suspended, or withdrawn as a result of changes  in,  or
the   unavailability  of,  information  or  for   other
reasons.

            AAA Bonds considered to be investment grade
          and  of  the  highest  credit  quality.   The
          obligor  has an exceptionally strong  ability
          to pay interest and repay principal, which is
          unlikely   to   be  affected  by   reasonably
          foreseeable events.

             AA Bonds considered to be investment grade
          and   of  very  high  credit  quality.    The
          obligor's  ability to pay interest and  repay
          principal is very strong, although not  quite
          as  strong  as  bonds rated  'AAA'.   Because
          bonds rated in the 'AAA'  and 'AA' categories
          are    not   significantly   vulnerable    to
          foreseeable future developments, short-term debt of the issuers is generally rated 'F-
          1+'.

              A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            BBB Bonds considered to be investment grade
          and  of  satisfactory  credit  quality.   The
          obligor's  ability to pay interest and  repay
          principal   is  considered  to  be  adequate.
          Adverse  changes in economic  conditions  and
          circumstances,  however, are more  likely  to
          have  adverse  impact  on  these  bonds  and,
          therefore,   impair  timely   payment.    The
          likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Fitch  speculative grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating
('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

             BB  Bonds are considered speculative.  The
          obligor's  ability to pay interest and  repay
          principal  may  be  affected  over  time   by
          adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

             B Bonds are considered highly speculative.
          While  bonds  in  this  class  are  currently
          meeting   debt   service  requirements,   the
          probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

             CCC   Bonds   have  certain   identifiable
          characteristics which, if not  remedied,  may
          lead   to  default.   The  ability  to   meet
          obligations requires an advantageous business and economic environment.

             CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

             C Bonds are in imminent default in payment of interest or principal.

          DDD,
          DD
          and  D      Bonds are in default on  interest
          and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.
          'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.


      Duff & Phelps, Inc. Long-Term Debt Ratings

      These ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure,  and  management depth and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security,  (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection.

      The Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of 'BBB-' and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition


AAA            Highest  credit  quality.   The   risk
               factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+ High credit quality. Protection factors are strong. Risk is modest, but may
AA             vary slightly from time to time because
               of economic conditions.
AA-


A+              Protection  factors  are  average  but
                adequate.  However, risk factors are more
A               variable  and  greater  in  periods  of
                economic stress.
A-

BBB+            Below  average protection  factors  but
                still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+            Below investment grade but deemed likely
               to meet obligations when due.
BB             Present   or   prospective   financial
               protection factors fluctuate according to
BB-            industry conditions or company fortunes.
               Overall quality may move up or
               down frequently within this category.


B+              Below  investment grade and  possessing
                risk that obligations will not be met
B               when due.  Financial protection factors
                will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC            Well below investment grade securities.
               Considerable uncertainty exists as to
               timely payment of principal, interest or preferred dividends.
               Protection factors are narrow and  risk
               can be substantial with unfavorable
               economic/industry  conditions,  and/or
               with unfavorable company developments.


DD             Defaulted  debt  obligations.   Issuer
               failed to meet scheduled principal and/or
               interest payments.
DP             Preferred stock with dividend arrearages.



                  SHORT-TERM RATINGS

      Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

      Ratings graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

          A-1  This highest category indicates that the
          degree of safety regarding timely payment  is
          strong.   Those issues determined to  possess
          extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2   Capacity for timely payment  on  issues
          with   this   designation  is   satisfactory.
          However, the relative degree of safety is not as high as for issues designated 'A-1'.

          A-3   Issues  carrying this designation  have
          adequate  capacity for timely payment.   They
          are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B     Issues rated 'B' are regarded as having
          only speculative capacity for timely payment.

          C     This  rating is assigned to  short-term
          debt obligations with doubtful capacity for payment.

          D     Debt  rated 'D' is in payment  default.
          The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


           Moody's Commercial Paper Ratings

      The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

      Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers  rated  Prime-1  (or  related  supporting
institutions) have a superior capacity for repayment of
short-term  promissory obligations.  Prime-1  repayment
capacity  will  normally be evidenced by the  following
characteristics:  (i) leading market positions in  well
established  industries, (ii) high rates of  return  on
funds   employed,  (iii)  conservative   capitalization
structures  with moderate reliance on  debt  and  ample
asset   protection,  (iv)  broad  margins  in  earnings
coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers  rated  Prime-2  (or  related  supporting
institutions) have a strong capacity for  repayment  of
short-term promissory obligations.  This will  normally
be  evidenced  by  many  of the  characteristics  cited
above,  but  to  a lesser degree. Earnings  trends  and
coverage  ratios, while sound, will be more subject  to
variation.  Capitalization characteristics, while still
appropriate,   may   be  more  affected   by   external
conditions.  Ample alternate liquidity is maintained.

      Issuers  rated  Prime-3  (or  related  supporting
institutions) have an acceptable capacity for repayment
of  short-term promissory obligations.  The  effect  of
industry characteristics and market composition may  be
more   pronounced.    Variability   in   earnings   and
profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.


   Fitch Investors Service, Inc. Short-Term Ratings

       Fitch's   short-term  ratings  apply   to   debt
obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          F-1+   Exceptionally  Strong  Credit  Quality
          Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1    Very  Strong  Credit  Quality   Issues
          assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

          F-2  Good Credit Quality Issues assigned this
          rating   have   a  satisfactory   degree   of
          assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

          F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S  Weak Credit Quality Issues assigned this
          rating  have  characteristics  suggesting   a
          minimal   degree  of  assurance  for   timely
          payment   and  are  vulnerable  to  near-term
          adverse changes in financial and economic conditions.

          D     Default Issues assigned this rating are
          in actual or imminent payment default.

      LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


      Duff & Phelps, Inc. Short-Term Debt Ratings

      Duff  & Phelps' short-term ratings are consistent
with   the   rating  criteria  used  by  money   market
participants.   The  ratings apply to  all  obligations
with maturities of under one year, including commercial
paper,   the  uninsured  portion  of  certificates   of
deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

      Emphasis is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines,  and  the capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

               High Grade

               D-1+   Highest   certainty   of   timely
               payment.       Short-term     liquidity,
               including  internal  operating   factors
               and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

               D-1    Very  high  certainty  of  timely
               payment.     Liquidity    factors    are
               excellent   and   supported   by    good
               fundamental  protection  factors.   Risk
               factors are minor.

               D-1-  High certainty of timely  payment.
               Liquidity   factors   are   strong   and
               supported by good fundamental protection factors. Risk factors are very small.

               Good Grade

               D-2   Good  certainty of timely payment.
               Liquidity     factors    and     company
               fundamentals   are   sound.     Although
               ongoing funding needs may enlarge  total
               financing   requirements,   access    to
               capital markets is good. Risk factors are small.

               Satisfactory Grade

               D-3   Satisfactory liquidity  and  other
               protection factors qualify issue  as  to
               investment  grade.   Risk  factors   are
               larger  and  subject to more  variation.
               Nevertheless,    timely    payment    is
               expected.

               Non-investment Grade

               D-4         Speculative       investment
               characteristics.    Liquidity   is   not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               Default

         D-5  Issuer  failed  to  meet   scheduled
              principal and/or interest payments.

                             PART C

                       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)   Financial Statements (Included in Parts A and B)

               Report of Independent Accountants

               Statement of Assets and Liabilities

               Notes to Statement of Assets and Liabilities


          (b)  Exhibits

              (1)         Registrant's  Articles  of Incorporation*

              (2)         Registrant's By-Laws*

              (3)         None

              (4)         None

              (5.1)       Investment Advisory Agreement with
                          AMquest Advisers, Inc.**

              (5.2)       Subadvisory   Agreement   with
                          Tocqueville Asset Management L.P.**

              (6.1)       Distribution  Agreement with Sun
                          Consolidated Securities, Inc.**

              (6.2)       Form of Selected Dealer Agreement**

              (7)         None

              (8)         Custodian  Agreement  with Firstar Trust
                          Company**

              (9.1)       Transfer Agency Agreement with Firstar Trust
                          Company**

              (9.2)       Administration Agreement with Firstar Trust
                          Company**

              (9.3)       Fund  Accounting  Agreement   with
                          Firstar Trust Company**

              (9.4)       Fulfillment Servicing Agreement with
                          Firstar Trust Company**

              (10)        Opinion and Consent  of Godfrey & Kahn, S.C.**

              (11)        Consent of Price  Waterhouse LLP**

              (12)        None

              (13)        Subscription Agreement**

              (14)        Individual   Retirement   Account
                          Disclosure Statement and Custodial Account**

              (15.1)      Rule 12b-1 Distribution Plan**

              (15.2)      Form of Related Agreement**

              (16)        None

              (17)        None

              (18)        None

              (19)        Powers of Attorney for Directors and
                          Officers (see signature page)
______________

   * Filed with the Commission on August 29, 1996 as part of the Registrant's filing on Form N-1A.

**  To be filed in Pre-Effective Amendment No. 2 to the
Registrant's filing on Form N-1A.


Item 25. Persons Controlled by or under Common Control with Registrant

      Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                              Number of Record Holders
     Title of Securities        as of___    __, 1996

     Common Stock, $.01 par value       ___

Item 27.  Indemnification

      Article  VI  of Registrant's By-Laws provides  as
follows:

                  ARTICLE VI  INDEMNIFICATION

           The  Corporation  shall  indemnify  (a)  its
     Directors   and  officers,  whether  serving   the
     Corporation or at its request any other entity, to
     the  full  extent  required or  permitted  by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     Investment  Company Act of 1940, as  amended,  and
     (b)  other employees and agents to such extent  as
     shall be authorized by the Board of Directors  and
     be  permitted  by  law.  The foregoing  rights  of
     indemnification  shall not  be  exclusive  of  any
     other    rights    to    which    those    seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Adviser and Subadviser

      Besides serving as investment adviser to the Registrant, the Adviser is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a
substantial   nature.    Information   regarding    the
business, profession, vocation or employment of a substantial nature of each of the Adviser's directors and  officers is hereby incorporated by reference  from
the   information   contained  under   "Directors   and
Officers"  in  the Statement of Additional Information.
In addition to serving as subadviser to the Registrant, the Subadviser provides investment advice to individuals, banks, other registered investment companies (including the Tocqueville Trust), pension and profit sharing plans, trusts, corporations and other business entities. The Subadviser is a limited partnership, with Tocqueville Management Corp. serving as the general partner and Tocqueville Group L.P. serving as the limited partner.
The following individuals currently serve as officers and/or directors of the general partner of the Subadviser, and have served as such for at least the last two fiscal years: Francois D. Sicart (CEO and Director since January
1990); Robert W. Kleinschmidt (President since July 1991); Jean-Pierre A. Conreur (Director and Executive VP since January 1990); Joseph Cooper (VP and Treasurer since
January 1990); and Kieran C. Lyons (Executive VP and CFO since January 1992). In addition to their services to the Subadviser, Messrs. Sicart, Conreur and Kleinschmidt are registered representatives of an affiliated broker-dealer firm of the Subadviser and, as such, may effect securities transactions for the accounts of such broker-dealer. Moreover, in addition to serving as Treasurer of the Sub-adviser, Mr. Cooper continues, on a part-time basis, his activities in rendering tax and accounting services to various individuals, partly on behalf of the Subadviser.
The limited partner of the Subadviser consists of two general partners and seven limited partners, with Mr. Sicart serving as the managing general partner.

Item 29.  Principal Underwriters

     (a)  None.

     (b)  The principal business address  of  Sun
          Consolidated  Securities, Inc.  ("Sun"),  the
          Registrant's principal underwriter,  is  4901
          NW  17th  Way,  Suite 405,  Fort  Lauderdale,
          Florida   33309.   The following  information
          relates to each director and officer of Sun:

                                Positions
                               And Offices          Positions and Offices
     Name                    With Underwriter           With Registrant

   Richard D. Brace        President, Secretary    President and a Director
                              and a Director

   Donald A. Taylor, Jr.   FINOP, and Vice President     Treasurer, Secretary
                               and Secretary of              and a Director
                             Financial Operations

   Edward W. Strohm, III    Chief Executive Officer               None

     (c)  None.

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder are in the possession of AMquest
Advisers,  Inc.,  Registrant's investment  adviser,  at
Registrant's corporate offices, except records held and
maintained  by  Firstar  Trust  Company,  Mutual   Fund
Services,   Third   Floor,  615  E.  Michigan   Street,
Milwaukee, Wisconsin 53202, relating to its function as custodian, transfer agent, administrator, and fund accountant.

Item 31.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

          (a)  Not Applicable.

          (b)   Registrant undertakes to file  a  post-
          effective   amendment  to  this  Registration
          Statement  within four to six months  of  the
          effective date of this Registration Statement
          which   will   contain  financial  statements
          (which need not be certified) as of and for the time period reasonably close or as soon as practicable to the date of such post-effective amendment.

          (c)  Not Applicable.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Lauderdale and State of Florida on the 11th day of November, 1996.

                                AMquest  MATRIX  FUNDS, INC.
                                        (Registrant)


                              By: /s/ Richard D. Brace
                                  ----------------------------
                                     Richard D. Brace
                                     President

       Each   person  whose  signature  appears   below
constitutes and appoints Richard D. Brace and Donald A.
Taylor,  Jr.,  and each of them, his  true  and  lawful
attorney-in-fact   and  agent  with   full   power   of
substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all Pre-Effective Amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act
of   1933,   this   Pre-Effective  Amendment   to   the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                           Title                       Date


/s/  Richard  D. Brace       President and a Director       November 11, 1996
--------------------------
Richard D. Brace


/s/ Donald A. Taylor, Jr.    Treasurer, Secretary           November 11, 1996
--------------------------   and a Director
Donald A. Taylor, Jr.


/s/ James R. Harrison        Director                       November 11, 1996
--------------------------
James R. Harrison

                        EXHIBIT INDEX

Exhibit No. Exhibit

            (1)   Registrant's Articles of Incorporation*

            (2)   Registrant's By-Laws*

            (3)   None

            (4)   None

            (5.1) Investment Advisory Agreement with
                  AMquest Advisers, Inc.**

            (5.2) Subadvisory  Agreement  with  Tocqueville
                  Asset Management L.P.**

            (6.1) Distribution Agreement with Sun
                  Consolidated Securities,Inc.**

            (6.2) Form of Selected Dealer Agreement**

            (7)   None

            (8)   Custodian Agreement with Firstar Trust
                  Company**

            (9.1) Transfer Agency Agreement with Firstar Trust
                  Company**

            (9.2) Administration Agreement with Firstar Trust
                  Company**

            (9.3) Fund  Accounting Agreement  with  Firstar
                  Trust Company**

            (9.4) Fulfillment Servicing Agreement with
                  Firstar Trust Company**

            (10)  Opinion and Consent of Godfrey & Kahn,S.C.**

            (11)  Consent of Price Waterhouse LLP**

            (12)  None

            (13)  Subscription Agreement**

            (14)  Individual Retirement Account Disclosure
                  Statement and Custodial Account**

           (15.1) Rule 12b-1 Distribution Plan**

           (15.2) Form of Related Agreement**

            (16)  None

            (17)  None

            (18)  None

            (19)  Powers  of  Attorney  for  Directors  and
                  Officers (see signature page)
___________________

      * Filed with the Commission on August 29, 1996 as part of the Registrant's filing on Form N-1A.

     ** To be filed in Pre-Effective Amendment No. 2 to the Registrant's filing on Form N-1A.